UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3836

ANCHOR SERIES TRUST

(Exact name of registrant as specified in charter)

Harborside Financial Center,
3200 Plaza 5 Jersey City, NJ 07311

(Address of principal executive offices) (Zip code)

Vincent M. Marra
Senior Vice President & Chief Operating Officer
AIG SunAmerica Asset Management Corp.
Harborside Financial Center,
3200 Plaza 5
Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6464

Date of fiscal year end: December 31

Date of reporting period: September 30, 2005

Item 1. Schedule of Investments.
The schedule of investments as of September 30, 2005 is filed herewith.

ANCHOR SERIES TRUST
MONEY MARKET PORTFOLIO
Investment Portfolio — September 30, 2005
(unaudited)

Short-Term Investment Securities — 100.1%	Principal Amount	Value (Note 1)

ASSET-BACKED COMMERCIAL PAPER — 10.0%
Falcon Asset Securitization Corp. 3.75% due 10/27/05*	$275,000	$274,313
Greyhawk Funding, LLC 3.75% due 10/18/05*	275,000	274,570
Jupiter Securitization Corp. 3.75% due 10/24/05*	275,000	274,398
Park Avenue Receivables Corp. 3.64% due 10/19/05*	300,000	299,515
Windmill Funding Corp. 3.64% due 10/27/05*	300,000	299,272

TOTAL ASSET-BACKED COMMERCIAL PAPER (cost $1,422,068)		1,422,068

CERTIFICATES OF DEPOSIT — 24.3%
ABN Amro Bank NV 3.46% due 12/09/05(4)	300,000	300,000
American Express Bank FSB 3.84% due 12/19/05(4)	400,000	400,000
Barclays Bank PLC 3.50% due 05/09/06(4)	300,000	299,964
Calyon NY 3.46% due 12/30/05(4)	300,000	300,004
Chase Bank USA NA 3.76% due 10/28/05	400,000	400,000
Deutsche Bank NY 3.53% due 12/12/05(4)	350,000	350,000
Fortis Bank NY 3.54% due 12/19/05(4)	300,000	300,000
HBOS Treasury Services PLC (NY) 2.46% due 12/09/05(4)	300,000	300,005
Regions Bank 3.76% due 10/21/05	400,000	400,000
Wilmington Trust Co. 3.91% due 02/02/06(4)	400,000	400,000

TOTAL CERTIFICATES OF DEPOSIT (cost $3,449,973)		3,449,973

COMMERCIAL PAPER — 56.2%
Ciesco LP 3.63% due 10/14/05	300,000	299,667
Clipper Receivables Corp. 3.75% due 10/06/05	275,000	274,914
CRC Funding, LLC 3.64% due 10/18/05	300,000	299,545
Danske Corp. 3.75% due 10/25/05	400,000	399,083
Edison Asset Securitization, LLC 3.59% due 10/11/05	300,000	299,761
General Electric Capital Corp. 3.93% due 12/28/05	500,000	495,306
Goldman Sachs Group, Inc. 3.75% due 10/11/05	300,000	299,750
Lothian Mtgs. PLC, Series 4A 3.63% due 01/24/06*(2)(5)	150,000	150,000
MassMutual Funding, LLC 3.74% due 10/18/05	400,000	399,377
Metlife Funding, Inc. 3.29% due 05/01/06(1)(4)	400,000	400,000
Mont Blanc Capital Corp. 3.77% due 10/27/05	275,000	274,309
Morgan Stanley 3.68% due 10/20/05	300,000	299,479
New York Life Capital Corp. 3.60% due 10/11/05	385,000	384,692
New York Times Co. 3.76% due 11/07/05	400,000	398,538
Permanent Financing PLC, Series 7 1A 3.71% due 03/10/06(2)(5)	130,000	130,000
Permanent Financing PLC, Series 8 1A 3.71% due 06/10/06(2)(5)	145,000	145,000
Proctor & Gamble Co. 3.75% due 10/25/05*	400,000	399,083
Societe Generale North America 3.58% due 10/12/05	400,000	399,642
Total Capital 3.57% due 10/11/05*	400,000	399,682
Trustees of Columbia University 3.61% due 10/03/05	400,000	400,000
UBS Finance, LLC 3.82% due 11/07/05	370,000	368,626
Wells Fargo Bank NA 3.76% due 10/27/05(4)	400,000	400,000
Westdeutsche Landesbank NRW 3.97% due 07/14/06	250,000	250,000
Yale University 3.64% due 11/02/05	425,000	423,711

TOTAL COMMERCIAL PAPER (cost $7,990,165)		7,990,165

CORPORATE SHORT-TERM NOTES — 3.5%
Peoples Security Life Insurance Co. 3.62% due 10/01/05(1)(4) (cost $500,000)	500,000	500,000

U.S. GOVERNMENT AGENCIES — 6.1%
Federal Home Loan Mtg. Corp. 2.23% due 12/16/05	120,000	119,625

Federal Home Loan Bank 4.02% due 08/01/06		300,000	300,000
Federal National Mtg. Assoc. 3.25% due 07/31/06		200,000	198,930
Federal National Mtg. Assoc. 4.00% due 08/08/06		250,000	249,414

TOTAL U.S. GOVERNMENT AGENCIES (cost $867,969)			867,969

TOTAL SHORT-TERM INVESTMENT SECURITIES (cost $14,230,175)			14,230,175

Repurchase Agreement — 0.3%
UBS Securities, LLC Joint Repurchase Agreement Account (cost $40,000)(3)		40,000	40,000

TOTAL INVESTMENTS — (cost $14,270,175)@	100.4%		14,270,175
Liabilities in excess of other assets—	(0.4)		(57,018)

NET ASSETS—	100.0%		$14,213,157

@	See Note 4 for cost of investments on a tax basis.
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. The portfolio has no rights to demand registration of these securities. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, the aggregate value of these securities was $2,370,833 representing 16.7% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Illiquid security
(2)	Collateralized Mortgaged Obligation
(3)	See Note 2 for details of Joint Repurchase Agreement
(4)	Variable rate security- the rate reflected is as of September 30, 2005; maturity date reflects next reset date.
(5)	Floating rate security where the rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of September 30, 2005.

Industry Allocation*

Commercial Banks	22.2%
Banks	12.4
Trade & Term Receivables	10.0
Securities Holdings Companies	9.6
Finance	9.4
Insurance	9.0
Trade Receivables	6.1
U.S. Government Agencies	6.1
Education	5.8
Investment Companies	4.2
Broadcasting & Media	2.8
Household & Personal Products	2.8

100.4%

*	Calculated as a percentage of net assets.
See Notes to Portfolio of Investments

ANCHOR SERIES TRUST
GOVERNMENT AND QUALITY BOND
PORTFOLIO
Investment Portfolio — September 30, 2005
(unaudited)

Asset-Backed Securities — 4.7%	Principal	Value
	Amount	(Note 1)
FINANCE — 4.7%
Bear Stearns Commercial Mtg. Securities, Inc., Series 2003-T10 A2 4.74% due 03/13/40(1)	$5,000,000	$4,927,068
Bear Stearns Commercial Mtg. Securities, Inc., Series 2003-T12 A4 4.68% due 08/13/39(1)	5,000,000	4,915,754
Bear Stearns Commercial Mtg. Securities, Inc., Series 2004-PWR6 A6 4.83% due 11/11/41(1)	5,000,000	4,935,078
Capital Auto Receivables Asset Trust, Series 2003-3 A3A 2.96% due 01/15/08	4,750,000	4,687,012
Carmax Auto Owner Trust, Series 2002-1 A4 4.23% due 09/17/07	2,323,778	2,323,299
Citibank Credit Card Issuance Trust, Series 2004-A1 A1 2.55% due 01/20/09	5,000,000	4,880,800
CS First Boston Mtg. Securities Corp., Series 2003-C3 A5 3.94% due 05/15/38(1)	5,000,000	4,680,939
Ford Credit Auto Owner Trust, Series 2005-B A4 4.38% due 01/15/10	1,775,000	1,766,215
Hyundai Auto Receivables Trust, Series 2003-A A3 2.33% due 11/15/07	1,650,548	1,638,206
MBNA Credit Card Master Note Trust, Series 2003-A11 A11 3.65% due 03/15/11	2,335,000	2,277,396
Toyota Auto Receivables Owners Trust, Series 2003-B A4 2.79% due 01/15/10	2,590,000	2,536,177
Wells Fargo Mtg. Backed Securities Trust, Series 2005-AR2 2A2 4.56% due 03/25/35 (1)	2,675,032	2,638,116
Wells Fargo Mtg. Backed Securities Trust, Series 2005-AR4 2A2 4.54% due 04/25/35 (1)	2,736,063	2,698,415

TOTAL ASSET-BACKED SECURITIES (cost $45,559,730)		44,904,475

Bonds & Notes — 84.0%
CONSUMER DISCRETIONARY — 1.4%
Lowe’s Cos., Inc. 7.50% due 12/15/05	5,000,000	5,029,995
Target Corp. 5.50% due 04/01/07	5,000,000	5,074,800
Wal-Mart Stores, Inc. 6.75% due 10/15/23	3,000,000	3,504,735

		13,609,530

CONSUMER STAPLES — 1.6%
Gillette Co. 4.13% due 08/30/07	4,990,000	4,947,126
Kimberly-Clark Corp. 5.63% due 02/15/12	5,000,000	5,247,220
Unilever Capital Corp. 6.88% due 11/01/05	5,000,000	5,010,925

		15,205,271

EDUCATION — 0.6%
Leland Stanford Junior University of California 6.88% due 02/01/24	5,000,000	6,048,100

FINANCE — 10.9%
American Express Co. 3.75% due 11/20/07	5,000,000	4,920,195
Bank of America Corp. 6.25% due 04/15/12	5,000,000	5,382,900
BB&T Corp. 4.90% due 06/30/17	1,420,000	1,389,229
Boeing Capital Corp. 4.75% due 08/25/08	2,995,000	3,003,182
Centex Home Equity Loan Trust 4.72% due 10/25/31	840,000	825,713
Citicorp, Series MTNC 6.75% due 10/15/07	5,000,000	5,206,170
Credit Suisse First Boston USA, Inc. 4.88% due 01/15/15	2,435,000	2,387,590
Everest Reinsurance Holdings, Inc. 8.75% due 03/15/10	1,130,000	1,294,011
Financing Corp. Series 12, zero coupon due 12/06/13	2,050,000	1,397,393
Financing Corp. Series 13, zero coupon due 12/27/13	1,630,000	1,107,443
General Electric Capital Corp., Series MTNA 6.75% due 03/15/32	5,000,000	5,881,140
General Reinsurance Corp. 9.00% due 09/12/09	5,000,000	5,778,140
Hartford Life, Inc. 7.38% due 03/01/31	5,000,000	6,062,585
Household Finance Corp. 6.38% due 10/15/11	5,000,000	5,348,230
J.P. Morgan Chase & Co. 5.13% due 09/15/14	7,495,000	7,476,150
John Hancock 7.38% due 02/15/24*	5,000,000	5,984,295
MBNA Credit Card Master Note Trust 4.50% due 01/15/13	3,185,000	3,173,789
Metlife, Inc. 5.00% due 06/15/15	3,300,000	3,257,430
Morgan Stanley 5.30% due 03/01/13	5,000,000	5,049,790
Postal Square LP 8.95% due 06/15/22	4,173,200	5,352,087
Private Export Funding Corp., Series M 5.34% due 03/15/06	5,000,000	5,027,220

Resolution Funding Corp. zero coupon due 04/15/14	14,300,000	9,734,968
US Bancorp 7.50% due 06/01/26	400,000	496,899
US Bank National Assoc. 4.95% due 10/30/14	2,700,000	2,702,857
Wells Fargo Financial, Inc. 5.50% due 08/01/12	5,000,000	5,175,120

		103,414,526

HEALTHCARE — 0.7%
Johnson & Johnson 4.95% due 05/15/33	3,000,000	2,933,568
UnitedHealth Group, Inc. 5.00% due 08/15/14	4,000,000	4,019,664

		6,953,232

INDUSTRIAL & COMMERCIAL — 2.0%
FedEx Corp., Series 981A Pass Through 6.72% due 01/15/22	4,120,992	4,518,462
First Data Corp. 3.38% due 08/01/08	4,000,000	3,866,772
General Dynamics Corp. 2.13% due 05/15/06	3,615,000	3,569,415
United Parcel Service, Inc. 8.38% due 04/01/20	5,000,000	6,650,620

		18,605,269

INFORMATION TECHNOLOGY — 1.0%
Computer Sciences Corp. 7.38% due 06/15/11	3,280,000	3,656,721
Verizon Global Funding Corp. 6.88% due 06/15/12	5,000,000	5,515,975

		9,172,696

MATERIALS — 0.5%
Alcoa, Inc. 4.25% due 08/15/07	5,000,000	4,972,400

MUNICIPAL BONDS — 1.3%
Illinois State General Obligation Taxable Pension 5.10% due 06/01/33	2,860,000	2,832,601
Oregon School Boards Assoc. 4.76% due 06/30/28	2,800,000	2,653,308
Sonoma County, California Pension Obligation, Series A 3.24% due 12/01/08	3,730,000	3,593,035
Wisconsin State General Revenue, Series A 5.70% due 05/01/26	2,500,000	2,650,925

		11,729,869

U.S. GOVERNMENT AGENCIES — 39.4%
Federal Home Loan Mtg. Corp. 7.50% due 05/01/27	13,604	14,451
Federal Home Loan Mtg. Corp. 14.75% due 03/01/10	11,090	12,431
Federal Home Loan Mtg. Corp., Series 2630 KN 2.50% due 04/15/13(2)	17,825,000	17,221,016
Federal National Mtg. Assoc. 4.50% due 03/01/19	805,942	789,770
Federal National Mtg. Assoc. 4.50% due 06/01/19	979,887	960,226
Federal National Mtg. Assoc. 4.50% due 07/01/19	1,144,859	1,121,887
Federal National Mtg. Assoc. 4.50% due 10/01/19	1,874,624	1,837,010
Federal National Mtg. Assoc. 4.50% due 11/01/19	945,234	926,268
Federal National Mtg. Assoc. 4.50% due 12/01/19	1,968,088	1,928,598
Federal National Mtg. Assoc. 4.50% due 01/01/20	3,518,820	3,446,965
Federal National Mtg. Assoc. 4.50% due 01/01/20	391,926	384,062
Federal National Mtg. Assoc. 4.50% due 02/01/20	83,826	82,114
Federal National Mtg. Assoc. 4.50% due 02/01/20	423,088	414,448
Federal National Mtg. Assoc. 4.50% due 02/01/20	1,132,621	1,109,895
Federal National Mtg. Assoc. 4.50% due 03/01/20	2,169,399	2,125,100
Federal National Mtg. Assoc. 4.50% due 04/01/20	2,605,935	2,552,721
Federal National Mtg. Assoc. 4.50% due 05/01/20	707,454	693,008
Federal National Mtg. Assoc. 4.50% due 06/01/20	41,665	40,814
Federal National Mtg. Assoc. 4.50% due 06/01/20	834,505	817,464
Federal National Mtg. Assoc. 4.50% due 07/01/20	353,962	346,734
Federal National Mtg. Assoc. 5.00% due 01/01/17	261,584	261,379
Federal National Mtg. Assoc. 5.00% due 02/01/17	98,800	98,722
Federal National Mtg. Assoc. 5.00% due 10/01/17	10,575,047	10,558,821
Federal National Mtg. Assoc. 5.00% due 11/01/17	76,612	76,494
Federal National Mtg. Assoc. 5.00% due 11/01/17	1,428,257	1,426,066
Federal National Mtg. Assoc. 5.00% due 12/01/17	780,608	779,410
Federal National Mtg. Assoc. 5.00% due 01/01/18	1,803,432	1,800,665
Federal National Mtg. Assoc. 5.00% due 02/01/18	486,894	485,948
Federal National Mtg. Assoc. 5.00% due 02/01/18	2,448,020	2,443,263
Federal National Mtg. Assoc. 5.00% due 02/01/18	1,151,560	1,149,793
Federal National Mtg. Assoc. 5.00% due 05/01/18	366,671	365,958
Federal National Mtg. Assoc. 5.00% due 06/01/18	327,080	326,444
Federal National Mtg. Assoc. 5.00% due 06/01/18	31,205,324	31,144,688
Federal National Mtg. Assoc. 5.00% due 06/01/18	374,714	374,420
Federal National Mtg. Assoc. 5.00% due 09/01/18	608,479	607,297
Federal National Mtg. Assoc. 5.00% due 09/01/18	82,472	82,345
Federal National Mtg. Assoc. 5.00% due 10/01/18	237,165	236,705
Federal National Mtg. Assoc. 5.00% due 10/01/18	3,537,788	3,530,913
Federal National Mtg. Assoc. 5.00% due 11/01/18	2,642,256	2,637,122
Federal National Mtg. Assoc. 5.00% due 12/01/18	316,405	315,791
Federal National Mtg. Assoc. 5.00% due 12/01/18	9,993,687	9,974,268
Federal National Mtg. Assoc. 5.00% due 01/01/19	4,601,741	4,592,799
Federal National Mtg. Assoc. 5.00% due 01/01/19	20,944	20,912
Federal National Mtg. Assoc. 5.00% due 02/01/19	50,830	50,714
Federal National Mtg. Assoc. 5.00% due 02/01/19	4,496,375	4,486,135
Federal National Mtg. Assoc. 5.00% due 02/01/19	21,301	21,260
Federal National Mtg. Assoc. 5.00% due 02/01/19	3,077,331	3,071,352
Federal National Mtg. Assoc. 5.00% due 03/01/19	9,649,741	9,627,763
Federal National Mtg. Assoc. 5.00% due 03/01/19	768,437	766,944
Federal National Mtg. Assoc. 5.00% due 04/01/19	7,719,685	7,702,103
Federal National Mtg. Assoc. 5.00% due 04/01/19	1,587,800	1,584,715
Federal National Mtg. Assoc. 5.00% due 05/01/19	6,895,343	6,879,639
Federal National Mtg. Assoc. 5.00% due 05/01/19	412,074	411,273
Federal National Mtg. Assoc. 5.00% due 06/01/19	8,269,025	8,250,193
Federal National Mtg. Assoc. 5.00% due 09/01/19	964,123	961,927
Federal National Mtg. Assoc. 5.00% due 10/01/19	2,537,531	2,531,752
Federal National Mtg. Assoc. 5.00% due 11/01/19	2,722,352	2,716,152
Federal National Mtg. Assoc. 5.00% due 12/01/19	3,782,037	3,773,424
Federal National Mtg. Assoc. 5.00% due 07/01/33	3,029,937	2,973,131
Federal National Mtg. Assoc. 5.00% due 03/01/34	6,679,229	6,554,005
Federal National Mtg. Assoc. 5.00% due 09/01/34	4,139,782	4,058,284
Federal National Mtg. Assoc. 5.00% due 07/01/35	9,962,531	9,754,563
Federal National Mtg. Assoc. 5.00% due 08/01/35	6,979,157	6,833,467
Federal National Mtg. Assoc. 5.00% due 09/01/35	5,490,038	5,375,433
Federal National Mtg. Assoc. 5.52% due 08/01/35	995,785	974,819
Government National Mtg. Assoc. 5.00% due 07/15/33	11,796,062	11,691,598
Government National Mtg. Assoc. 5.00% due 10/15/33	838,999	831,569
Government National Mtg. Assoc. 5.00% due 11/15/33	19,566	19,393
Government National Mtg. Assoc. 5.00% due 11/15/33	917,273	909,150
Government National Mtg. Assoc. 5.00% due 12/15/33	30,731	30,459
Government National Mtg. Assoc. 5.00% due 12/15/33	87,275	86,502
Government National Mtg. Assoc. 5.00% due 12/15/33	142,669	141,405
Government National Mtg. Assoc. 5.00% due 01/15/34	22,302	22,084
Government National Mtg. Assoc. 5.00% due 01/15/34	1,431,683	1,417,670
Government National Mtg. Assoc. 5.00% due 02/15/34	856,034	847,655
Government National Mtg. Assoc. 5.00% due 03/15/34	43,377	42,952
Government National Mtg. Assoc. 5.00% due 03/15/34	723,343	716,263
Government National Mtg. Assoc. 5.00% due 05/15/34	46,385	45,931
Government National Mtg. Assoc. 5.00% due December TBA	23,275,000	23,027,703
Government National Mtg. Assoc. 5.50% due 10/15/32	26,540	26,817
Government National Mtg. Assoc. 5.50% due 10/15/32	124,234	125,529
Government National Mtg. Assoc. 5.50% due 10/15/32	164,827	166,545
Government National Mtg. Assoc. 5.50% due 11/15/32	13,930	14,076
Government National Mtg. Assoc. 5.50% due 11/15/32	16,103	16,271
Government National Mtg. Assoc. 5.50% due 11/15/32	26,752	27,031
Government National Mtg. Assoc. 5.50% due 11/15/32	39,971	40,388
Government National Mtg. Assoc. 5.50% due 11/15/32	140,941	142,410
Government National Mtg. Assoc. 5.50% due 11/15/32	302,115	305,264
Government National Mtg. Assoc. 5.50% due 12/15/32	117,615	118,841
Government National Mtg. Assoc. 5.50% due 12/15/32	555,280	561,068
Government National Mtg. Assoc. 5.50% due 01/15/33	33,855	34,198
Government National Mtg. Assoc. 5.50% due 01/15/33	10,936,107	11,046,980
Government National Mtg. Assoc. 5.50% due 02/15/33	59,391	59,993
Government National Mtg. Assoc. 5.50% due 02/15/33	14,879,864	15,030,720
Government National Mtg. Assoc. 5.50% due 03/15/33	10,506,778	10,613,299
Government National Mtg. Assoc. 5.50% due 05/15/33	1,663,179	1,680,041
Government National Mtg. Assoc. 5.50% due 06/15/33	1,101,149	1,112,312
Government National Mtg. Assoc. 5.50% due 07/15/33	133,648	135,003
Government National Mtg. Assoc. 5.50% due 08/15/33	769,573	777,376
Government National Mtg. Assoc. 5.50% due 09/15/33	2,058,377	2,079,245
Government National Mtg. Assoc. 5.50% due 10/15/33	205,097	207,176
Government National Mtg. Assoc. 5.50% due 11/15/33	1,894,796	1,914,006
Government National Mtg. Assoc. 5.50% due 01/15/34	1,513,988	1,528,793
Government National Mtg. Assoc. 5.50% due 02/15/34	33,675	34,005
Government National Mtg. Assoc. 5.50% due 02/15/34	1,298,354	1,311,051
Government National Mtg. Assoc. 5.50% due 03/15/34	8,587,219	8,671,192
Government National Mtg. Assoc. 5.50% due 04/15/34	41,141	41,543
Government National Mtg. Assoc. 5.50% due 04/15/34	359,256	362,769
Government National Mtg. Assoc. 5.50% due 05/15/34	21,667	21,879
Government National Mtg. Assoc. 5.50% due 05/15/34	512,426	517,437
Government National Mtg. Assoc. 5.50% due 06/15/34	24,968	25,212
Government National Mtg. Assoc. 5.50% due 06/15/34	1,236,990	1,249,086
Government National Mtg. Assoc. 5.50% due 07/15/34	449,287	453,681
Government National Mtg. Assoc. 5.50% due 08/15/34	31,767	32,078
Government National Mtg. Assoc. 5.50% due 08/15/34	124,312	125,527
Government National Mtg. Assoc. 5.50% due 09/15/34	7,146,308	7,216,191
Government National Mtg. Assoc. 5.50% due 10/15/34	5,450,038	5,503,333
Government National Mtg. Assoc. 6.00% due 03/15/28	95,793	98,260
Government National Mtg. Assoc. 6.00% due 06/15/28	27,901	28,619
Government National Mtg. Assoc. 6.00% due 08/15/28	134,965	138,440
Government National Mtg. Assoc. 6.00% due 09/15/28	93,487	95,894
Government National Mtg. Assoc. 6.00% due 10/15/28	179,790	184,419
Government National Mtg. Assoc. 6.00% due 11/15/28	28,629	29,366
Government National Mtg. Assoc. 6.00% due 12/15/28	422,489	433,356
Government National Mtg. Assoc. 6.00% due 12/15/28	15,216	15,608
Government National Mtg. Assoc. 6.00% due 12/15/28	106,651	109,397
Government National Mtg. Assoc. 6.00% due 03/15/29	7,799	7,997
Government National Mtg. Assoc. 6.00% due 04/15/29	20,721	21,247
Government National Mtg. Assoc. 6.00% due 07/15/31	6,882	7,051
Government National Mtg. Assoc. 6.00% due 01/15/32	99,038	101,464
Government National Mtg. Assoc. 6.00% due 02/15/32	3,825	3,919
Government National Mtg. Assoc. 6.00% due 07/15/32	39,423	40,389
Government National Mtg. Assoc. 6.00% due 09/15/32	6,975	7,146
Government National Mtg. Assoc. 6.00% due 09/15/32	48,946	50,145
Government National Mtg. Assoc. 6.00% due 10/15/32	364,062	372,981
Government National Mtg. Assoc. 6.00% due 10/15/32	1,824,161	1,868,846
Government National Mtg. Assoc. 6.00% due 11/15/32	125,409	128,481
Government National Mtg. Assoc. 6.00% due 01/15/33	21,939	22,476
Government National Mtg. Assoc. 6.00% due 02/15/33	64,672	66,255
Government National Mtg. Assoc. 6.00% due 02/15/33	180,894	185,323
Government National Mtg. Assoc. 6.00% due 03/15/33	388,994	398,516
Government National Mtg. Assoc. 6.00% due 04/15/33	427,735	438,206
Government National Mtg. Assoc. 6.00% due 05/15/33	347,473	355,979
Government National Mtg. Assoc. 6.00% due 12/15/33	9,543	9,777
Government National Mtg. Assoc. 6.00% due 12/15/33	281,696	288,594
Government National Mtg. Assoc. 6.00% due 08/15/34	55,164	56,516
Government National Mtg. Assoc. 6.00% due 09/15/34	985,319	1,009,478
Government National Mtg. Assoc. 6.00% due 10/15/34	495,457	507,605
Government National Mtg. Assoc. 6.50% due 07/15/09	9,805	10,122
Government National Mtg. Assoc. 6.50% due 04/15/11	2,511	2,611
Government National Mtg. Assoc. 6.50% due 01/15/12	32,492	33,818
Government National Mtg. Assoc. 6.50% due 02/15/12	1,016	1,058
Government National Mtg. Assoc. 6.50% due 02/15/12	10,199	10,615
Government National Mtg. Assoc. 6.50% due 10/15/12	24,324	25,317
Government National Mtg. Assoc. 6.50% due 11/15/12	61,529	64,041
Government National Mtg. Assoc. 6.50% due 01/15/13	25,609	26,665
Government National Mtg. Assoc. 6.50% due 05/15/13	44,909	46,762
Government National Mtg. Assoc. 6.50% due 01/15/14	171,859	178,913
Government National Mtg. Assoc. 6.50% due 02/15/14	10,435	10,864
Government National Mtg. Assoc. 6.50% due 03/15/14	221,611	230,706
Government National Mtg. Assoc. 6.50% due 04/15/14	202,780	211,103
Government National Mtg. Assoc. 6.50% due 05/15/14	2,979	3,101
Government National Mtg. Assoc. 6.50% due 05/15/14	377,765	393,269
Government National Mtg. Assoc. 6.50% due 06/15/14	3,384	3,523
Government National Mtg. Assoc. 6.50% due 06/15/14	3,505	3,649
Government National Mtg. Assoc. 6.50% due 06/15/14	3,756	3,910
Government National Mtg. Assoc. 6.50% due 07/15/14	6,078	6,327
Government National Mtg. Assoc. 6.50% due 07/15/14	4,816	5,014
Government National Mtg. Assoc. 6.50% due 08/15/14	5,825	6,065
Government National Mtg. Assoc. 6.50% due 08/15/14	220,930	229,998
Government National Mtg. Assoc. 6.50% due 08/15/14	223,370	232,538
Government National Mtg. Assoc. 6.50% due 10/15/14	574	597
Government National Mtg. Assoc. 6.50% due 05/15/23	11,073	11,552
Government National Mtg. Assoc. 6.50% due 06/15/23	24,245	25,293
Government National Mtg. Assoc. 6.50% due 07/15/23	72,044	75,158
Government National Mtg. Assoc. 6.50% due 08/15/23	12,559	13,101
Government National Mtg. Assoc. 6.50% due 08/15/23	37,112	38,716
Government National Mtg. Assoc. 6.50% due 10/15/23	1,623	1,693
Government National Mtg. Assoc. 6.50% due 10/15/23	6,149	6,415
Government National Mtg. Assoc. 6.50% due 10/15/23	6,449	6,728
Government National Mtg. Assoc. 6.50% due 10/15/23	132,196	137,911
Government National Mtg. Assoc. 6.50% due 11/15/23	4,916	5,128
Government National Mtg. Assoc. 6.50% due 11/15/23	56,416	58,855
Government National Mtg. Assoc. 6.50% due 11/15/23	27,106	28,278
Government National Mtg. Assoc. 6.50% due 11/15/23	113,985	118,912
Government National Mtg. Assoc. 6.50% due 12/15/23	1,898	1,980
Government National Mtg. Assoc. 6.50% due 12/15/23	25,754	26,868
Government National Mtg. Assoc. 6.50% due 12/15/23	32,277	33,672
Government National Mtg. Assoc. 6.50% due 12/15/23	286,507	298,892
Government National Mtg. Assoc. 6.50% due 03/15/26	148,356	154,731
Government National Mtg. Assoc. 6.50% due 02/15/27	16,458	17,166
Government National Mtg. Assoc. 6.50% due 12/15/27	2,155	2,248
Government National Mtg. Assoc. 6.50% due 12/15/27	18,881	19,693
Government National Mtg. Assoc. 6.50% due 01/15/28	2,147	2,239
Government National Mtg. Assoc. 6.50% due 01/15/28	2,472	2,578
Government National Mtg. Assoc. 6.50% due 01/15/28	5,863	6,114
Government National Mtg. Assoc. 6.50% due 01/15/28	6,509	6,788
Government National Mtg. Assoc. 6.50% due 01/15/28	2,222	2,317
Government National Mtg. Assoc. 6.50% due 01/15/28	10,120	10,553
Government National Mtg. Assoc. 6.50% due 01/15/28	6,903	7,198
Government National Mtg. Assoc. 6.50% due 01/15/28	74,036	77,204
Government National Mtg. Assoc. 6.50% due 01/15/28	27,168	28,330
Government National Mtg. Assoc. 6.50% due 01/15/28	62,041	64,696
Government National Mtg. Assoc. 6.50% due 02/15/28	3,167	3,303
Government National Mtg. Assoc. 6.50% due 02/15/28	4,015	4,187
Government National Mtg. Assoc. 6.50% due 02/15/28	12,001	12,515
Government National Mtg. Assoc. 6.50% due 02/15/28	6,609	6,892
Government National Mtg. Assoc. 6.50% due 02/15/28	66,948	69,814
Government National Mtg. Assoc. 6.50% due 02/15/28	28,696	29,924
Government National Mtg. Assoc. 6.50% due 02/15/28	7,603	7,929
Government National Mtg. Assoc. 6.50% due 03/15/28	3,963	4,133
Government National Mtg. Assoc. 6.50% due 03/15/28	6,975	7,274
Government National Mtg. Assoc. 6.50% due 03/15/28	8,670	9,041
Government National Mtg. Assoc. 6.50% due 03/15/28	22,663	23,633
Government National Mtg. Assoc. 6.50% due 03/15/28	19,431	20,262
Government National Mtg. Assoc. 6.50% due 03/15/28	39,134	40,809
Government National Mtg. Assoc. 6.50% due 03/15/28	74,815	78,018
Government National Mtg. Assoc. 6.50% due 03/15/28	68,151	71,068
Government National Mtg. Assoc. 6.50% due 03/15/28	10,428	10,876
Government National Mtg. Assoc. 6.50% due 03/15/28	70,584	73,617
Government National Mtg. Assoc. 6.50% due 04/15/28	3,428	3,575
Government National Mtg. Assoc. 6.50% due 04/15/28	4,434	4,624
Government National Mtg. Assoc. 6.50% due 04/15/28	11,106	11,581
Government National Mtg. Assoc. 6.50% due 04/15/28	5,385	5,616
Government National Mtg. Assoc. 6.50% due 04/15/28	6,749	7,038
Government National Mtg. Assoc. 6.50% due 04/15/28	3,371	3,515
Government National Mtg. Assoc. 6.50% due 04/15/28	7,257	7,568
Government National Mtg. Assoc. 6.50% due 04/15/28	7,918	8,257
Government National Mtg. Assoc. 6.50% due 04/15/28	11,023	11,494
Government National Mtg. Assoc. 6.50% due 04/15/28	10,765	11,226
Government National Mtg. Assoc. 6.50% due 04/15/28	4,077	4,251
Government National Mtg. Assoc. 6.50% due 04/15/28	11,617	12,115
Government National Mtg. Assoc. 6.50% due 04/15/28	66,762	69,620
Government National Mtg. Assoc. 6.50% due 04/15/28	75,183	78,401
Government National Mtg. Assoc. 6.50% due 05/15/28	3,196	3,332
Government National Mtg. Assoc. 6.50% due 05/15/28	3,500	3,650
Government National Mtg. Assoc. 6.50% due 05/15/28	7,478	7,798
Government National Mtg. Assoc. 6.50% due 05/15/28	5,597	5,837
Government National Mtg. Assoc. 6.50% due 05/15/28	7,028	7,329
Government National Mtg. Assoc. 6.50% due 05/15/28	18,403	19,191
Government National Mtg. Assoc. 6.50% due 05/15/28	14,324	14,937
Government National Mtg. Assoc. 6.50% due 05/15/28	7,480	7,801
Government National Mtg. Assoc. 6.50% due 05/15/28	10,065	10,495
Government National Mtg. Assoc. 6.50% due 05/15/28	21,046	21,947
Government National Mtg. Assoc. 6.50% due 05/15/28	363,338	378,890
Government National Mtg. Assoc. 6.50% due 06/15/28	3,414	3,560
Government National Mtg. Assoc. 6.50% due 06/15/28	2,980	3,107
Government National Mtg. Assoc. 6.50% due 06/15/28	4,114	4,290
Government National Mtg. Assoc. 6.50% due 06/15/28	19,345	20,173
Government National Mtg. Assoc. 6.50% due 06/15/28	5,978	6,234
Government National Mtg. Assoc. 6.50% due 06/15/28	8,233	8,585
Government National Mtg. Assoc. 6.50% due 06/15/28	20,180	21,044
Government National Mtg. Assoc. 6.50% due 06/15/28	12,110	12,628
Government National Mtg. Assoc. 6.50% due 06/15/28	20,161	21,024
Government National Mtg. Assoc. 6.50% due 06/15/28	256,795	267,787
Government National Mtg. Assoc. 6.50% due 06/15/28	187,600	195,630
Government National Mtg. Assoc. 6.50% due 06/15/28	4,180	4,359
Government National Mtg. Assoc. 6.50% due 07/15/28	3,114	3,248
Government National Mtg. Assoc. 6.50% due 07/15/28	3,488	3,637
Government National Mtg. Assoc. 6.50% due 07/15/28	4,402	4,591
Government National Mtg. Assoc. 6.50% due 07/15/28	3,081	3,213
Government National Mtg. Assoc. 6.50% due 07/15/28	7,692	8,021
Government National Mtg. Assoc. 6.50% due 07/15/28	9,369	9,770
Government National Mtg. Assoc. 6.50% due 07/15/28	9,015	9,401
Government National Mtg. Assoc. 6.50% due 07/15/28	46,868	48,874
Government National Mtg. Assoc. 6.50% due 07/15/28	12,989	13,545
Government National Mtg. Assoc. 6.50% due 07/15/28	22,102	23,048
Government National Mtg. Assoc. 6.50% due 07/15/28	109,411	114,094
Government National Mtg. Assoc. 6.50% due 07/15/28	156,070	162,750
Government National Mtg. Assoc. 6.50% due 07/15/28	233,987	244,003
Government National Mtg. Assoc. 6.50% due 08/15/28	3,242	3,381
Government National Mtg. Assoc. 6.50% due 08/15/28	4,375	4,562
Government National Mtg. Assoc. 6.50% due 08/15/28	2,649	2,762
Government National Mtg. Assoc. 6.50% due 08/15/28	19,963	20,818
Government National Mtg. Assoc. 6.50% due 08/15/28	5,013	5,228
Government National Mtg. Assoc. 6.50% due 08/15/28	12,963	13,517
Government National Mtg. Assoc. 6.50% due 08/15/28	50,573	52,738
Government National Mtg. Assoc. 6.50% due 08/15/28	11,945	12,456
Government National Mtg. Assoc. 6.50% due 08/15/28	222,541	232,067
Government National Mtg. Assoc. 6.50% due 08/15/28	260,607	271,762
Government National Mtg. Assoc. 6.50% due 09/15/28	3,296	3,437
Government National Mtg. Assoc. 6.50% due 09/15/28	7,152	7,458
Government National Mtg. Assoc. 6.50% due 09/15/28	3,871	4,036
Government National Mtg. Assoc. 6.50% due 09/15/28	7,581	7,905
Government National Mtg. Assoc. 6.50% due 09/15/28	6,447	6,722
Government National Mtg. Assoc. 6.50% due 09/15/28	5,457	5,690
Government National Mtg. Assoc. 6.50% due 09/15/28	12,941	13,494
Government National Mtg. Assoc. 6.50% due 09/15/28	32,667	34,066
Government National Mtg. Assoc. 6.50% due 09/15/28	10,115	10,548
Government National Mtg. Assoc. 6.50% due 09/15/28	13,183	13,747
Government National Mtg. Assoc. 6.50% due 09/15/28	25,548	26,642
Government National Mtg. Assoc. 6.50% due 09/15/28	42,266	44,075
Government National Mtg. Assoc. 6.50% due 09/15/28	41,150	42,912
Government National Mtg. Assoc. 6.50% due 09/15/28	93,895	97,913
Government National Mtg. Assoc. 6.50% due 09/15/28	568,802	593,148
Government National Mtg. Assoc. 6.50% due 09/15/28	4,082	4,258
Government National Mtg. Assoc. 6.50% due 10/15/28	1,813	1,891
Government National Mtg. Assoc. 6.50% due 10/15/28	3,257	3,397
Government National Mtg. Assoc. 6.50% due 10/15/28	4,551	4,746
Government National Mtg. Assoc. 6.50% due 10/15/28	7,568	7,892
Government National Mtg. Assoc. 6.50% due 10/15/28	4,488	4,680
Government National Mtg. Assoc. 6.50% due 10/15/28	8,971	9,355
Government National Mtg. Assoc. 6.50% due 10/15/28	28,640	29,866
Government National Mtg. Assoc. 6.50% due 10/15/28	18,121	18,897
Government National Mtg. Assoc. 6.50% due 10/15/28	87,912	91,675
Government National Mtg. Assoc. 6.50% due 10/15/28	215,263	224,477
Government National Mtg. Assoc. 6.50% due 10/15/28	1,139,882	1,188,672
Government National Mtg. Assoc. 6.50% due 11/15/28	6,248	6,516
Government National Mtg. Assoc. 6.50% due 11/15/28	3,564	3,717
Government National Mtg. Assoc. 6.50% due 11/15/28	4,564	4,760
Government National Mtg. Assoc. 6.50% due 11/15/28	82,363	85,888
Government National Mtg. Assoc. 6.50% due 11/15/28	20,851	21,743
Government National Mtg. Assoc. 6.50% due 11/15/28	64,642	67,408
Government National Mtg. Assoc. 6.50% due 11/15/28	174,776	182,257
Government National Mtg. Assoc. 6.50% due 11/15/28	45,594	47,549
Government National Mtg. Assoc. 6.50% due 11/15/28	80,558	84,018
Government National Mtg. Assoc. 6.50% due 12/15/28	1,152	1,201
Government National Mtg. Assoc. 6.50% due 12/15/28	2,747	2,864
Government National Mtg. Assoc. 6.50% due 12/15/28	9,405	9,807
Government National Mtg. Assoc. 6.50% due 12/15/28	17,186	17,922
Government National Mtg. Assoc. 6.50% due 12/15/28	9,045	9,432
Government National Mtg. Assoc. 6.50% due 12/15/28	13,916	14,512
Government National Mtg. Assoc. 6.50% due 12/15/28	25,918	27,028
Government National Mtg. Assoc. 6.50% due 12/15/28	63,004	65,700
Government National Mtg. Assoc. 6.50% due 12/15/28	211,560	220,616
Government National Mtg. Assoc. 6.50% due 12/15/28	136,048	141,871
Government National Mtg. Assoc. 6.50% due 12/15/28	63,309	66,021
Government National Mtg. Assoc. 6.50% due 01/15/29	8,571	8,932
Government National Mtg. Assoc. 6.50% due 01/15/29	13,501	14,070
Government National Mtg. Assoc. 6.50% due 02/15/29	8,919	9,295
Government National Mtg. Assoc. 6.50% due 02/15/29	37,101	38,665
Government National Mtg. Assoc. 6.50% due 02/15/29	45,031	46,929
Government National Mtg. Assoc. 6.50% due 02/15/29	23,668	24,686
Government National Mtg. Assoc. 6.50% due 03/15/29	28,197	29,386
Government National Mtg. Assoc. 6.50% due 03/15/29	83,530	87,051
Government National Mtg. Assoc. 6.50% due 04/15/29	11,953	12,457
Government National Mtg. Assoc. 6.50% due 04/15/29	31,904	33,249
Government National Mtg. Assoc. 6.50% due 04/15/29	70,306	73,269
Government National Mtg. Assoc. 6.50% due 04/15/29	8,812	9,184
Government National Mtg. Assoc. 6.50% due 05/15/29	13,113	13,666
Government National Mtg. Assoc. 6.50% due 05/15/29	515,831	537,578
Government National Mtg. Assoc. 6.50% due 06/15/29	70,177	73,136
Government National Mtg. Assoc. 6.50% due 06/15/29	93,856	97,813
Government National Mtg. Assoc. 6.50% due 01/15/31	17,574	18,290
Government National Mtg. Assoc. 6.50% due 03/15/31	14,735	15,336
Government National Mtg. Assoc. 6.50% due 03/15/31	47,386	49,318
Government National Mtg. Assoc. 6.50% due 03/15/31	27,266	28,378
Government National Mtg. Assoc. 6.50% due 04/15/31	18,087	18,820
Government National Mtg. Assoc. 6.50% due 04/15/31	218,749	227,668
Government National Mtg. Assoc. 6.50% due 04/15/31	13,863	14,431
Government National Mtg. Assoc. 6.50% due 05/15/31	8,710	9,065
Government National Mtg. Assoc. 6.50% due 05/15/31	18,838	19,606
Government National Mtg. Assoc. 6.50% due 05/15/31	721,076	750,478
Government National Mtg. Assoc. 6.50% due 05/15/31	48,270	50,250
Government National Mtg. Assoc. 6.50% due 06/15/31	564,554	587,573
Government National Mtg. Assoc. 6.50% due 06/15/31	433,597	451,320
Government National Mtg. Assoc. 6.50% due 07/15/31	15,754	16,396
Government National Mtg. Assoc. 6.50% due 07/15/31	45,757	47,623
Government National Mtg. Assoc. 6.50% due 07/15/31	834,540	868,569
Government National Mtg. Assoc. 6.50% due 08/15/31	39,974	41,603
Government National Mtg. Assoc. 6.50% due 08/15/31	390,668	406,597
Government National Mtg. Assoc. 6.50% due 09/15/31	24,096	25,079
Government National Mtg. Assoc. 6.50% due 09/15/31	554,426	577,032
Government National Mtg. Assoc. 6.50% due 10/15/31	52,001	54,121
Government National Mtg. Assoc. 6.50% due 10/15/31	713,361	742,449
Government National Mtg. Assoc. 6.50% due 10/15/31	143,019	148,889
Government National Mtg. Assoc. 6.50% due 11/15/31	267,051	277,940
Government National Mtg. Assoc. 6.50% due 12/15/31	26,473	27,553
Government National Mtg. Assoc. 6.50% due 12/15/31	40,681	42,340
Government National Mtg. Assoc. 6.50% due 12/15/31	2,271,615	2,364,231
Government National Mtg. Assoc. 6.50% due 01/15/32	49,476	51,479
Government National Mtg. Assoc. 6.50% due 01/15/32	147,815	153,798
Government National Mtg. Assoc. 6.50% due 01/15/32	852,530	887,034
Government National Mtg. Assoc. 6.50% due 02/15/32	2,072	2,155
Government National Mtg. Assoc. 6.50% due 02/15/32	14,156	14,729
Government National Mtg. Assoc. 6.50% due 02/15/32	144,335	150,177
Government National Mtg. Assoc. 6.50% due 02/15/32	241,720	251,503
Government National Mtg. Assoc. 6.50% due 03/15/32	11,637	12,108
Government National Mtg. Assoc. 6.50% due 03/15/32	174,510	181,573
Government National Mtg. Assoc. 6.50% due 04/15/32	426,887	444,164
Government National Mtg. Assoc. 6.50% due 05/15/32	30,944	32,197
Government National Mtg. Assoc. 6.50% due 05/15/32	78,784	81,973
Government National Mtg. Assoc. 6.50% due 05/15/32	752,082	782,520
Government National Mtg. Assoc. 6.50% due 05/15/32	585,813	609,522
Government National Mtg. Assoc. 6.50% due 01/15/33	564,013	586,909
Government National Mtg. Assoc. 6.50% due 06/15/34	382,059	397,528
Government National Mtg. Assoc. 6.50% due 07/15/34	33,938	35,312
Government National Mtg. Assoc. 6.50% due 08/15/34	66,930	69,640
Government National Mtg. Assoc. 6.50% due 11/15/34	678,855	706,340
Government National Mtg. Assoc. 6.50% due 06/15/35	1,305,000	1,358,250
Government National Mtg. Assoc. 7.00% due 03/15/09	6,486	6,718
Government National Mtg. Assoc. 7.00% due 06/15/09	9,417	9,753
Government National Mtg. Assoc. 7.00% due 09/15/10	8,734	9,082
Government National Mtg. Assoc. 7.00% due 01/15/11	8,136	8,494
Government National Mtg. Assoc. 7.00% due 01/15/11	28,532	29,789
Government National Mtg. Assoc. 7.00% due 03/15/11	2,007	2,096
Government National Mtg. Assoc. 7.00% due 03/15/11	59,646	62,274
Government National Mtg. Assoc. 7.00% due 04/15/11	9,699	10,126
Government National Mtg. Assoc. 7.00% due 04/15/11	28,502	29,758
Government National Mtg. Assoc. 7.00% due 05/15/11	1,800	1,880
Government National Mtg. Assoc. 7.00% due 05/15/11	2,752	2,873
Government National Mtg. Assoc. 7.00% due 05/15/11	28,027	29,262
Government National Mtg. Assoc. 7.00% due 05/15/11	24,073	25,133
Government National Mtg. Assoc. 7.00% due 07/15/11	1,716	1,791
Government National Mtg. Assoc. 7.00% due 07/15/11	90,663	94,657
Government National Mtg. Assoc. 7.00% due 08/15/11	18,500	19,315
Government National Mtg. Assoc. 7.00% due 09/15/11	868	906
Government National Mtg. Assoc. 7.00% due 09/15/11	25,673	26,804
Government National Mtg. Assoc. 7.00% due 09/15/11	89,034	92,956
Government National Mtg. Assoc. 7.00% due 11/15/11	27,231	28,430
Government National Mtg. Assoc. 7.00% due 12/15/11	2,595	2,710
Government National Mtg. Assoc. 7.00% due 12/15/11	12,267	12,807
Government National Mtg. Assoc. 7.00% due 12/15/11	12,926	13,496
Government National Mtg. Assoc. 7.00% due 12/15/11	89,894	93,854
Government National Mtg. Assoc. 7.00% due 01/15/12	23,069	24,188
Government National Mtg. Assoc. 7.00% due 01/15/12	186,908	195,980
Government National Mtg. Assoc. 7.00% due 12/15/12	43,875	46,005
Government National Mtg. Assoc. 7.00% due 11/15/23	2,251	2,379
Government National Mtg. Assoc. 7.00% due 12/15/23	59,429	62,803
Government National Mtg. Assoc. 7.00% due 11/15/27	3,259	3,433
Government National Mtg. Assoc. 7.00% due 11/15/27	64,528	67,984
Government National Mtg. Assoc. 7.00% due 12/15/27	6,166	6,496
Government National Mtg. Assoc. 7.00% due 12/15/27	3,777	3,979
Government National Mtg. Assoc. 7.00% due 01/15/28	11,837	12,462
Government National Mtg. Assoc. 7.00% due 01/15/28	52,259	55,017
Government National Mtg. Assoc. 7.00% due 01/15/28	79,618	83,819
Government National Mtg. Assoc. 7.00% due 02/15/28	127,844	134,591
Government National Mtg. Assoc. 7.00% due 04/15/28	23,944	25,208
Government National Mtg. Assoc. 7.00% due 04/15/28	26,507	27,906
Government National Mtg. Assoc. 7.00% due 04/15/28	81,467	85,766
Government National Mtg. Assoc. 7.00% due 05/15/28	21,567	22,705
Government National Mtg. Assoc. 7.00% due 05/15/28	92,619	97,507
Government National Mtg. Assoc. 7.00% due 06/15/28	29,873	31,449
Government National Mtg. Assoc. 7.00% due 06/15/28	35,047	36,896
Government National Mtg. Assoc. 7.00% due 06/15/28	53,998	56,848
Government National Mtg. Assoc. 7.00% due 07/15/28	3,559	3,747
Government National Mtg. Assoc. 7.00% due 07/15/28	29,829	31,404
Government National Mtg. Assoc. 7.00% due 07/15/28	65,470	68,924
Government National Mtg. Assoc. 7.00% due 07/15/28	193,345	203,547
Government National Mtg. Assoc. 7.00% due 08/15/28	22,179	23,349
Government National Mtg. Assoc. 7.00% due 08/15/28	61,237	64,469
Government National Mtg. Assoc. 7.00% due 08/15/28	117,292	123,481
Government National Mtg. Assoc. 7.00% due 09/15/28	42,715	44,969
Government National Mtg. Assoc. 7.00% due 09/15/28	61,081	64,304
Government National Mtg. Assoc. 7.00% due 10/15/28	16,244	17,102
Government National Mtg. Assoc. 7.00% due 11/15/28	31,214	32,862
Government National Mtg. Assoc. 7.00% due 11/15/28	102,155	107,546
Government National Mtg. Assoc. 7.00% due 12/15/28	27,504	28,955
Government National Mtg. Assoc. 7.00% due 03/15/29	19,908	20,947
Government National Mtg. Assoc. 7.00% due 04/15/29	8,936	9,402
Government National Mtg. Assoc. 7.00% due 04/15/29	9,595	10,095
Government National Mtg. Assoc. 7.00% due 04/15/29	52,628	55,376
Government National Mtg. Assoc. 7.00% due 05/15/29	49,746	52,343
Government National Mtg. Assoc. 7.00% due 07/15/29	44,012	46,309
Government National Mtg. Assoc. 7.00% due 09/15/29	50,089	52,704
Government National Mtg. Assoc. 7.00% due 09/15/29	176,393	185,602
Government National Mtg. Assoc. 7.00% due 10/15/29	6,819	7,175
Government National Mtg. Assoc. 7.00% due 10/15/29	81,660	85,924
Government National Mtg. Assoc. 7.00% due 12/15/29	277,746	292,310
Government National Mtg. Assoc. 7.00% due 10/15/31	44,114	46,396
Government National Mtg. Assoc. 7.00% due 04/15/32	80,288	84,435
Government National Mtg. Assoc. 7.50% due 09/16/35	701,042	737,177
Government National Mtg. Assoc. 7.50% due 09/16/35	2,712,451	2,855,755
Government National Mtg. Assoc. 7.50% due 09/16/35	1,038,435	1,094,145
Government National Mtg. Assoc. 8.00% due 09/15/29	20,083	21,513
Government National Mtg. Assoc. 8.00% due 10/15/29	3,348	3,586
Government National Mtg. Assoc. 8.00% due 11/15/29	10,604	11,360
Government National Mtg. Assoc. 8.00% due 12/15/29	55,038	58,959
Government National Mtg. Assoc. 8.00% due 12/15/29	5,939	6,362
Government National Mtg. Assoc. 8.00% due 01/15/30	6,770	7,250
Government National Mtg. Assoc. 8.00% due 01/15/30	18,699	20,026
Government National Mtg. Assoc. 8.00% due 01/15/30	21,163	22,663
Government National Mtg. Assoc. 8.00% due 01/15/30	54,344	58,198
Government National Mtg. Assoc. 8.00% due 03/15/30	1,659	1,777
Government National Mtg. Assoc. 8.00% due 04/15/30	6,985	7,480
Government National Mtg. Assoc. 8.00% due 04/15/30	3,653	3,912
Government National Mtg. Assoc. 8.00% due 04/15/30	12,261	13,131
Government National Mtg. Assoc. 8.00% due 04/15/30	3,704	3,967
Government National Mtg. Assoc. 8.00% due 04/15/30	24,111	25,821
Government National Mtg. Assoc. 8.00% due 04/15/30	44,120	47,248
Government National Mtg. Assoc. 8.00% due 04/15/30	129,762	138,964
Government National Mtg. Assoc. 8.00% due 05/15/30	29,401	31,486
Government National Mtg. Assoc. 8.00% due 06/15/30	1,300	1,393
Government National Mtg. Assoc. 8.00% due 06/15/30	6,981	7,477
Government National Mtg. Assoc. 8.00% due 06/15/30	14,274	15,286
Government National Mtg. Assoc. 8.00% due 06/15/30	30,226	32,369
Government National Mtg. Assoc. 8.00% due 07/15/30	481	515
Government National Mtg. Assoc. 8.00% due 07/15/30	28,304	30,311
Government National Mtg. Assoc. 8.00% due 08/15/30	14,743	15,788
Government National Mtg. Assoc. 8.00% due 08/15/30	52,716	56,455
Government National Mtg. Assoc. 8.00% due 09/15/30	41,599	44,549
Government National Mtg. Assoc. 8.00% due 10/15/30	29,778	31,890
Government National Mtg. Assoc. 8.00% due 11/15/30	8,120	8,696
Government National Mtg. Assoc. 8.00% due 11/15/30	14,917	15,975
Government National Mtg. Assoc. 8.00% due 12/15/30	13,602	14,566
Government National Mtg. Assoc. 8.00% due 02/15/31	21,696	23,227
Government National Mtg. Assoc. 8.00% due 02/15/31	170,189	182,202
Government National Mtg. Assoc. 8.00% due 03/15/31	136,304	145,925
Government National Mtg. Assoc. 10.00% due 01/20/14	5,329	5,894
Government National Mtg. Assoc. 10.00% due 03/20/14	7,018	7,762
Government National Mtg. Assoc. 10.00% due 06/20/14	2,606	2,882
Government National Mtg. Assoc. 10.00% due 07/20/14	19,463	21,525
Government National Mtg. Assoc. 10.00% due 04/20/16	46,607	51,889
Government National Mtg. Assoc. 10.00% due 05/20/16	19,955	22,217
Government National Mtg. Assoc. 10.00% due 08/20/16	4,708	5,242
Government National Mtg. Assoc. 10.00% due 01/20/17	15,559	17,323
Government National Mtg. Assoc. 10.00% due 02/20/17	28,559	31,798
Government National Mtg. Assoc. 10.00% due 03/20/17	14,511	16,130
Government National Mtg. Assoc. 12.00% due 01/20/16	629	699
Government National Mtg. Assoc. 12.75% due 07/15/14	35,552	39,679
Government National Mtg. Assoc. 13.50% due 09/20/14	2,322	2,623
Tennessee Valley Authority 4.38% due 06/15/15	18,800,000	18,401,948

		373,044,324

U.S. GOVERNMENT OBLIGATIONS — 24.2%
United States Treasury Bonds 2.38% due 01/15/25	40,254,428	43,065,958
United States Treasury Notes 1.50% due 03/31/06(4)	30,000,000	29,647,260
United States Treasury Notes 2.00% due 05/15/06	55,550,000	54,866,457
United States Treasury Notes 2.25% due 02/15/07	72,050,000	70,223,388
United States Treasury Notes 3.50% due 11/15/06	5,250,000	5,213,702
United States Treasury Notes 3.88% due 07/15/10	16,650,000	16,397,003
United States Treasury Notes 4.13% due 05/15/15	9,325,000	9,164,358

		228,578,126

UTILITIES — 0.4%
BellSouth Corp. 6.55% due 06/15/34	3,000,000	3,224,664

TOTAL BONDS & NOTES (cost $791,889,273)		794,558,007

Foreign Bonds & Notes — 2.6%
CONSUMER STAPLES — 0.6%
Coca-Cola HBC Finance BV 5.13% due 09/17/13	5,000,000	5,047,560

FINANCE — 0.4%
Axa 8.60% due 12/15/30	3,000,000	3,949,488

FOREIGN GOVERNMENT BONDS — 0.5%
Province of British Columbia 4.63% due 10/03/06	5,000,000	5,016,895

INDUSTRIAL & COMMERCIAL — 0.4%
SCL Terminal Aereo Santiago SA 6.95% due 07/01/12*	3,586,854	3,721,756

UTILITIES — 0.7%
Hydro-Quebec, Series HY 8.40% due 01/15/22	5,000,000	6,816,825

TOTAL FOREIGN BONDS & NOTES (cost $21,853,586)		24,552,524

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $859,302,589)		864,015,006

Short-Term Investment Securities — 6.9%
Federal Home Loan Bank Cons. Disc. Notes zero coupon due 10/28/05 (cost $64,823,525)(4)	65,000,000	64,823,525

Repurchase Agreement — 3.4%
UBS Securities, LLC Joint Repurchase Agreement (cost $32,645,000)(3)		32,645,000	32,645,000

TOTAL INVESTMENTS — (cost $956,771,114)@	101.6%		961,483,531
Liabilities in excess of other assets—	(1.6)		(15,058,826)

NET ASSETS—	100.0%		$946,424,705

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of these securities. At September 30, 2005, the aggregate value of these securities was $9,706,051 representing 1.0% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
@	See Note 4 for cost of investments on a tax basis
(1)	Commercial Mortgage-Backed Security
(2)	Collateralized Mortgage Obligation
(3)	See Note 2 for details of Joint Repurchase Agreement
(4)	The security or a portion thereof represents collateral for TBAs.

TBA —	Securities purchased on a forward commitment basis with an appropriate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.

Pass Through —	These certificates are backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.
See Notes to Portfolio of Investments

ANCHOR SERIES TRUST
ASSET ALLOCATION PORTFOLIO
Investment Portfolio — September 30, 2005
(unaudited)

Common Stock — 61.2%	Shares/ Certificates/ Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY — 4.1%
Apparel & Textiles — 0.3%
Columbia Sportswear Co.†	2,100	$97,440
Jones Apparel Group, Inc.	14,800	421,800
Kellwood Co.	2,800	72,380
NIKE, Inc., Class B	8,800	718,784
Rocky Shoes & Boots, Inc.	4,600	131,560

Automotive — 1.0%
Accuride Corp.	11,700	161,577
Copart, Inc.	2,000	47,740
General Motors Corp.	15,600	477,516
Magna International, Inc., Class A	21,100	1,579,546
PACCAR, Inc.	33,525	2,276,012
Superior Industries International, Inc.	4,800	103,296
Toyota Motor Corp. Sponsored ADR	2,100	193,977

Housing & Household Durables — 0.3%
D.R. Horton, Inc.	20,633	747,327
KB Home Corp.	2,500	183,000
Monaco Coach Corp.	13,300	196,042
Simpson Manufacturing Co., Inc.	9,000	352,260

Retail — 2.5%
Blue Nile, Inc.†	1,000	31,640
Childrens Place Retail Stores, Inc.	5,100	181,764
Costco Wholesale Corp.	49,700	2,141,573
Department 56, Inc.	16,200	202,500
Federated Department Stores, Inc.	3,551	237,456
Gap, Inc.	81,000	1,411,830
Kohl’s Corp.†	28,000	1,405,040
Movie Gallery, Inc.	23,500	244,165
Neiman Marcus Group, Inc., Class A	15,300	1,529,235
Restoration Hardware, Inc.†	1,600	10,112
Tiffany & Co.	33,400	1,328,318
Wal-Mart de Mexico SA de CV ADR	18,300	926,895
Wal-Mart Stores, Inc.	37,000	1,621,340

		19,032,125

CONSUMER STAPLES — 4.1%
Food, Beverage & Tobacco — 1.7%
Altria Group, Inc.	9,900	729,729
Connors Bros. Income Fund(1)	17,600	218,618
Dean Foods Co.†	3,300	128,238
Diageo, PLC Sponsored ADR	9,400	545,294
Fresh Del Monte Produce, Inc.	8,500	231,370
John B. Sanfilippo & Son, Inc.†	11,100	194,250
Kroger Co.†	103,100	2,122,829
PepsiCo, Inc.	62,600	3,550,046
The J.M. Smucker Co.	4,200	203,868
Treehouse Foods, Inc.	660	17,741

Household & Personal Products — 2.4%
Avon Products, Inc.	108,000	2,916,000
Central Garden & Pet Co.†	3,000	135,750
Clorox Co.	4,600	255,484
Colgate Palmolive Co.	600	31,674
Estee Lauder Cos., Inc., Class A	34,000	1,184,220

HNI Corp.	11,400	$686,508
Jarden Corp.†	3,700	151,959
Kimberly-Clark Corp.	27,400	1,631,122
Lennox International, Inc.	4,700	128,827
Procter & Gamble Co.	62,700	3,728,142

		18,791,669

EDUCATION — 0.7%
Education — 0.7%
Apollo Group, Inc., Class A†	48,000	3,186,720

ENERGY — 7.4%
Energy Services — 4.5%
Baker Hughes, Inc.	22,000	1,312,960
ENSCO International, Inc.	23,000	1,071,570
FPL Group, Inc.	92,400	4,398,240
GlobalSantaFe Corp.	79,400	3,622,228
Nabors Industries, Ltd.†	27,400	1,968,142
Pinnacle West Capital Corp.	61,400	2,706,512
Schlumberger, Ltd.	37,800	3,189,564
Sempra Energy	500	23,530
Tesoro Petroleum Corp.†	7,600	511,024
Tidewater, Inc.	12,000	584,040
Valero Energy Corp.	9,782	1,105,953

Energy Sources — 2.9%
Apache Corp.	4,400	330,968
Berry Petroleum Co., Class A	100	6,669
BP PLC Sponsored ADR	55,100	3,903,835
ChevronTexaco Corp.	32,123	2,079,322
Cimarex Energy Co.†	11,400	516,762
Comstock Resources, Inc.†	5,200	170,612
ConocoPhillips	9,880	690,711
Encore Aquisition Co.†	4,500	174,825
Exxon Mobil Corp.	51,300	3,259,602
Harvest Energy Trust (1)	5,900	193,402
Headwaters, Inc.†	2,600	97,240
Noble Energy, Inc.	13,600	637,840
Occidental Petroleum Corp.	3,900	333,177
St. Mary Land & Exploration Co.	5,500	201,300
Stone Energy Corp.†	2,100	128,184
Tri-Union Development Corp.†*(2)(3)	295	3
Tribo Petroleum Corp., Class A†*(2)(3)	500	5
Vermilion Energy Trust(1)	8,500	212,774
Zargon Energy Trust (1)	3,300	98,645

		33,529,639

FINANCE — 11.4%
Banks — 4.4%
Bank of America Corp.	131,898	5,552,906
Banner Corp.	6,400	170,496
Capital Corp. of the West	4,740	144,807
City National Corp.	2,600	182,234
Dime Community Bancorp, Inc.	9,600	141,312
East-West Bancorp, Inc.	7,100	241,684
Flagstar Bancorp, Inc.	7,400	119,140
Greater Bay Bancorp	5,300	130,592
Key Corp.	400	12,900
North Fork Bancorp., Inc.	99,404	2,534,802
Oriental Financial Group, Inc.	17,460	213,710
Pacific Capital Bancorp	1,866	62,119

TCF Financial Corp.	69,800	$1,867,150
U.S. Bancorp	34,200	960,336
UCBH Holdings, Inc.	2,000	36,640
USB Holding Co., Inc.	6,037	137,644
Wachovia Corp.	48,800	2,322,392
Washington Federal, Inc.	46,159	1,041,347
Wells Fargo & Co.	70,165	4,109,564

Financial Services — 3.3%
A.G. Edwards, Inc.	12,000	525,720
Allied Capital Corp.	11,500	329,245
Charles Schwab Corp.	24,000	346,320
Citigroup, Inc.	92,600	4,215,152
Countrywide Financial Corp.	21,900	722,262
Franklin Resources, Inc.	9,700	814,412
Freddie Mac	60,200	3,398,892
J.P. Morgan Chase & Co.	95,500	3,240,315
Mellon Financial Corp.	9,000	287,730
Morgan Stanley	8,700	469,278
Paychex, Inc.	7,500	278,100
Piper Jaffray Cos., Inc.†	400	11,944
T. Rowe Price Group, Inc.	5,300	346,090
United PanAm Financial Corp.†	1,000	24,970

Insurance — 3.7%
ACE, Ltd.	60,100	2,828,907
AFLAC, Inc.	22,300	1,010,190
Allstate Corp.	110,500	6,109,545
Ambac Financial Group, Inc.	6,000	432,360
Fidelity National Financial, Inc.	44,128	1,964,579
HCC Insurance Holdings, Inc.	63,350	1,807,376
Max Re Capital Ltd.	4,000	99,160
MGIC Investment Corp.	7,301	468,724
Navigators Group, Inc.†	6,000	223,920
PMI Group, Inc.	6,635	264,537
SAFECO Corp.	400	21,352
Safety Insurance Group, Inc.	4,000	142,360
StanCorp Financial Group, Inc.	4,600	387,320
State Auto Financial Corp.	4,700	148,708
Stewart Information Services Corp.	5,100	261,120
United Fire & Casualty Co.	4,800	216,528
XL Capital, Ltd., Class A	11,900	809,557

		52,188,448

HEALTHCARE — 7.7%
Drugs — 3.9%
Abbott Laboratories	18,150	769,560
Allergan, Inc.	4,300	393,966
AmerisourceBergen Corp.	2,800	216,440
Amgen, Inc.†	5,600	446,152
Amylin Pharmaceuticals, Inc.†	1,800	62,622
Andrx Corp.†	22,900	353,347
Bradley Pharmaceuticals, Inc.†	19,700	215,124
Bristol-Myers Squibb Co.	57,300	1,378,638
Cardinal Health, Inc.	51,300	3,254,472
CV Therapeutics, Inc.	1,600	42,800
Dendreon Corp.†	7,700	51,667
Eden Bioscience Corp.†	8,100	6,399
Express Scripts, Inc.†	24,200	1,505,240
Gene Logic, Inc.†	22,400	109,536
ICOS Corp.†	4,700	129,814
Lannett Co., Inc.†	14,900	76,884
Merck & Co., Inc.	10,400	282,984
Mylan Laboratories, Inc.	35,200	677,952
Pfizer, Inc.	139,700	3,488,309

Teva Pharmaceutical Industries, Ltd., Sponsored ADR	116,600	$3,896,772
Watson Pharmaceuticals, Inc.†	7,300	267,253

Health Services — 1.1%
Caremark Rx, Inc.†	3,000	149,790
Covance, Inc.†	28,300	1,358,117
Davita, Inc.	2,600	119,782
HCA, Inc.	17,000	814,640
Health Net, Inc.†	1,400	66,248
IMS Health, Inc.	16,701	420,364
Kindred Healthcare, Inc.†	6,800	202,640
Molina Healthcare, Inc.	4,000	99,960
Neurocrine Biosciences, Inc.†	1,900	93,461
ResMed, Inc.†	2,500	199,125
Universal Health Services, Inc., Class B	12,600	600,138
VCA Antech, Inc.†	4,800	122,496
Weight Watchers International, Inc.†	14,000	722,120

Medical Products — 2.7%
Affymetrix, Inc.†	1,200	55,476
Applied Biosystems Group — Applera Corp.	4,700	109,228
Baxter International, Inc.	47,000	1,873,890
Becton Dickinson & Co.	7,700	403,711
Cooper Cos., Inc.	100	7,661
Edwards Lifesciences Corp.†	9,400	417,454
Genentech, Inc.†	3,900	328,419
Johnson & Johnson	69,100	4,372,648
Martek Biosciences Corp.	1,000	35,130
Medtronic, Inc.	70,300	3,769,486
Microvision, Inc.†	4,500	26,550
OraSure Technologies, Inc.†	20,500	193,315
Smith & Nephew, PLC	3,000	127,380
SonoSite, Inc.†	11,800	350,224
Sybron Dental Specialties, Inc.	700	29,106
Varian Medical Systems, Inc.†	6,500	256,815
Zimmer Holdings, Inc.†	1,900	130,891

		35,082,196

INDUSTRIAL & COMMERCIAL — 6.5%
Aerospace & Military Technology — 1.5%
Boeing Co.	53,400	3,628,530
DRS Technologies, Inc.†	4,100	202,376
General Dynamics Corp.	4,900	585,795
Lockheed Martin Corp.	27,000	1,648,080
Northrop Grumman Corp.	16,700	907,645

Business Services — 1.5%
Acxiom Corp.	11,900	222,768
Allied Waste Industries, Inc.	24,900	210,405
Convergys Corp.†	6,000	86,220
Duratek, Inc.†	11,000	201,080
Fair Issac Corp.	6,250	280,000
First Data Corp.	95,900	3,836,000
Getty Images, Inc.†	4,800	412,992
Griffon Corp.†	5,800	142,680
Jacobs Engineering Group, Inc.†	4,900	330,260
Republic Services, Inc.	15,400	543,466
Robert Half International, Inc.	7,400	263,366
Waste Management, Inc.	14,000	400,540

Electrical Equipment — 0.2%
Rockwell Automation, Inc.	12,500	661,250

Machinery — 0.4%
CARBO Ceramics, Inc.	700	46,193

Cascade Corp.	2,900	$141,230
Federal Signal Corp.	17,700	302,493
Lincoln Electric Holdings, Inc.	15,800	622,520
New Flyer Industries, Inc.	35,100	283,820
Teleflex, Inc.	5,800	408,900

Multi-Industry — 2.3%
Avery Dennison Corp.	600	31,434
Dionex Corp.†	5,000	271,250
General Electric Co.	112,700	3,794,609
Honeywell International, Inc.	86,000	3,225,000
Tyco International, Ltd.	120,000	3,342,000

Transportation — 0.6%
A/S Dampskibsselskabet Torm ADR	3,800	217,892
Autoliv, Inc.	14,400	626,400
Expeditors International of Washington, Inc.	7,000	397,460
Genesee & Wyoming, Inc., Class A†	4,700	148,990
Granite Construction, Inc.	400	15,296
Greenbrier Cos., Inc.	8,700	289,188
OMI Corp.	8,000	142,960
Tenneco Automotive, Inc.	13,800	241,638
United Parcel Service, Inc., Class B	7,000	483,910

		29,596,636

INFORMATION & ENTERTAINMENT — 4.1%
Broadcasting & Media — 1.3%
Comcast Corp., Class A†	44,014	1,293,131
Comcast Corp., Special Class A†	52,200	1,502,316
Gannett Co., Inc.	3,300	227,139
McClatchy Co., Class A	1,100	71,753
Univision Communications, Inc., Class A†	10,000	265,300
Viacom, Inc., Class A	21,700	720,874
Viacom, Inc., Class B	42,000	1,386,420
Walt Disney Co.	9,000	217,170

Entertainment Products — 0.6%
Knight-Ridder, Inc.	4,000	234,720
Mattel, Inc.	131,600	2,195,088
RC2 Corp.†	4,200	141,792
Readers Digest Association, Inc.	11,600	185,252

Leisure & Tourism — 2.2%
Alaska Air Group, Inc.†	22,000	639,320
Ambassadors Group, Inc.	200	4,460
AMR Corp.†	47,000	525,460
Carmike Cinemas, Inc.	4,900	112,406
Carnival Corp.	88,700	4,433,226
Cathay Pacific Airways, Ltd.	23,000	203,550
Continental Airlines, Inc., Class B†	39,500	381,570
Harrah’s Entertainment, Inc.	13,100	853,989
Hilton Hotels Corp.	14,000	312,480
McDonald’s Corp.	21,000	703,290
Papa John’s International, Inc.†	3,900	195,468
Red Lion Hotels Corp.	32,700	228,900
Starbucks Corp.†	7,500	375,750
Yum! Brands, Inc.	25,500	1,234,455

		18,645,279

INFORMATION TECHNOLOGY — 7.7%
Communication Equipment — 0.1%
Nokia Oyj Sponsored ADR	38,800	656,108
Polycom, Inc.†	400	6,468

Computers & Business Equipment — 1.9%
Advanced Digital Information Corp.†	28,800	$270,720
Diebold, Inc.	14,000	482,440
Electronics for Imaging, Inc.†	15,500	355,570
Geac Computer Corp., Ltd.†	30,900	287,988
Hewlett-Packard Co.	120,000	3,504,000
InFocus Corp.†	1,100	3,795
International Business Machines Corp.	43,800	3,513,636
RadiSys Corp.†	7,300	141,620
Synopsys, Inc.†	5,400	102,060

Electronics — 1.9%
Applied Materials, Inc.†	5,800	98,368
Arrow Electronics, Inc.†	10,000	313,600
Axcelis Technologies, Inc.†	33,200	173,304
Bel Fuse, Inc.	2,900	105,647
Credence Systems Corp.†	28,400	226,632
Cubic Corp.	7,700	131,824
Electro Scientific Industries, Inc.†	6,800	152,048
FEI Co.†	5,000	96,250
Freescale Semiconductor, Inc.†	10,587	249,641
Hutchinson Technology, Inc.†	8,000	208,960
Intel Corp.	147,500	3,635,875
KLA-Tencor Corp.†	2,000	97,520
Lattice Semiconductor Corp.†	18,700	80,036
Lecroy Corp.	8,500	126,225
LSI Logic Corp.†	8,500	83,725
Mentor Graphics Corp.	400	3,440
Microchip Technology, Inc.	75,050	2,260,506
Novellus Systems, Inc.†	600	15,048
NVIDIA Corp.	300	10,284
OmniVision Technologies, Inc.†	15,600	196,872
Pixelworks, Inc.†	18,300	120,597
Tektronix, Inc.	9,100	229,593
Trimble Navigation, Ltd.†	800	26,952
TriQuint Semiconductor, Inc.†	13,700	48,224

Internet Content — 0.0%
Art Technology Group, Inc.†	97,275	99,221
Google, Inc.	100	31,646
SupportSoft, Inc.†	2,000	10,080
Symantec Corp.†	1,000	22,660
WatchGuard Technologies, Inc.†	15,700	67,353

Software — 2.2%
Actuate Corp.†	10,600	26,818
Adobe Systems, Inc.	10,500	313,425
BMC Software, Inc.†	21,900	462,090
Computer Associates International, Inc.	120,300	3,345,543
Electronic Arts, Inc.†	1,500	85,335
Macromedia, Inc.	1,600	65,072
Microsoft Corp.	183,800	4,729,174
Network Appliance, Inc.†	14,200	337,108
Quest Software, Inc.†	7,000	105,490
Siebel Systems, Inc.†	27,200	280,976
Sybase, Inc.†	4,100	96,022
Webex Communications	800	19,608

Telecommunications — 1.6%
Asia Satellite Telecommunication Holdings, Ltd., Sponsored ADR	11,100	208,236
Cisco Systems, Inc.†	16,000	286,880
Harris Corp.	20,000	836,000
Motorola, Inc.	117,000	2,584,530
Nextel Partners, Inc., Class A†	11,600	291,160
SBC Communications, Inc.	68,400	1,639,548

United States Cellular Corp.†	3,000	$160,260
USA Mobility, Inc.†	8,200	221,236
Verizon Communications, Inc.	12,100	395,549
Vodafone Group PLC Sponsored ADR	24,500	636,265

		35,372,861

MATERIALS — 2.0%
Chemicals — 0.8%
Cabot Corp.	18,200	600,782
Dow Chemical Co.	10,900	454,203
du Pont (E.I.) de Nemours and Co.	17,000	665,890
Giant Industries, Inc.	500	29,270
Lubrizol Corp.	9,500	411,635
Royal Dutch Shell PLC	14,000	918,960
Valspar Corp.	26,400	590,304

Forest Products — 0.1%
Timberwest Forest Corp.(1)	8,600	111,782
Weyerhaeuser Co.	5,500	378,125

Metals & Minerals — 1.1%
Alcoa, Inc.	85,000	2,075,700
Cemex SA de CV, Sponsored ADR	17,000	889,100
Century Aluminum Co.†	8,100	182,088
Inmet Mining Corp.	8,600	154,245
Kingsgate Consolidated, Ltd.	103,500	293,616
Metal Management, Inc.	11,700	296,595
Minara Resources Ltd.	148,400	208,798
Oregon Steel Mills, Inc.†	8,000	223,200
Precision Castparts Corp.	4,000	212,400
Randgold Resources, Ltd. ADR†	17,300	271,956
Schnitzer Steel Industries, Inc., Class A	9,750	317,558
Suburban Propane Partners LP(1)	3,200	91,808

		9,378,015

REAL ESTATE — 4.5%
Real Estate Companies — 0.0%
The St. Joe Co.	1,900	118,655

Real Estate Investment Trusts — 4.5%
Alexandria Real Estate Equities, Inc.	8,200	678,058
AMB Property Corp.	20,200	906,980
Arden Realty Group, Inc.	5,100	209,967
AvalonBay Communities, Inc.	8,400	719,880
Boston Properties, Inc.	5,300	375,770
Capital Automotive REIT	11,100	429,681
CarrAmerica Realty Corp.	8,100	291,195
Corporate Office Properties Trust	17,600	615,120
Developers Diversified Realty Corp.	15,400	719,180
Duke Realty Corp.	12,000	406,560
Entertainment Properties Trust	8,200	365,966
Equity Inns, Inc.	28,800	388,800
Equity Office Properties Trust	20,100	657,471
Equity One, Inc.	7,000	162,750
Equity Residential	26,300	995,455
Essex Property Trust, Inc.	600	54,000
General Growth Properties, Inc.	28,200	1,267,026
Global Signal, Inc.	4,400	196,856
Health Care Property Investors, Inc.	54,200	1,462,858
Healthcare Realty Trust, Inc.	7,800	313,092
Hospitality Properties Trust	6,900	295,734
Host Marriott Corp.	23,000	388,700
iStar Financial, Inc.	5,800	234,494

Kimco Realty Corp.	21,700	681,814
Macerich Co.	12,400	805,256
Mills Corp.	9,000	495,720
Nationwide Health Properties, Inc.	33,700	785,210
Pan Pacific Retail Properties, Inc.	6,600	434,940
Plum Creek Timber Co., Inc.	21,900	830,229
ProLogis	20,000	886,200
Public Storage, Inc.	8,900	596,300
Redwood Trust, Inc.	2,500	121,525
Simon Property Group, Inc.	15,000	1,111,800
SL Green Realty Corp.	6,500	443,170
Sovran Self Storage, Inc.	2,200	107,690
United Dominion Realty Trust, Inc.	21,400	507,180
Vornado Realty Trust	7,500	649,650
Winston Hotels, Inc.	9,400	94,000

		20,804,932

UTILITIES — 1.0%
Electric Utilities — 0.9%
Dominion Resources, Inc.	600	51,684
NiSource, Inc.	62,800	1,522,900
Southern Co.	73,000	2,610,480

Telephone — 0.1%
Bellsouth Corp.	9,500	249,850

		4,434,914

TOTAL COMMON STOCK (cost $239,157,573)		280,043,436

Asset-Backed Securities — 1.7%
FINANCE — 1.7%
Bank of America Mtg. Securities, Inc., Series 2004-4 2A1 5.50% 05/25/34(4)	$1,459,583	1,455,125
Countrywide Home Loans, Series 2003-13T1 A1 4.00% 08/25/33(4)	462,819	454,043
Countrywide Home Loans, Series 2003-20 A1 5.00% 11/25/18(4)	1,025,377	1,016,738
Countrywide Home Loans, Series 2004-4 A5 5.25% 05/25/34(4)	1,500,000	1,493,114
Credit Suisse First Boston Mtg. Securities Corp., Series 2003-8 1A1 5.75% 04/25/33(4)	1,202,836	1,208,249
Vendee Mtg. Trust, Series 2000-3 2H 7.50% 11/15/14(4)	1,718,000	1,756,939
WFS Financial Owner Trust, Series 2004-3 A4 3.93% 02/17/12	250,000	245,597

TOTAL ASSET-BACKED SECURITIES (cost $7,815,492)		7,629,805

Bonds & Notes — 30.3%
CONSUMER DISCRETIONARY — 0.0%
Ford Motor Co. 6.38% 02/01/29	200,000	143,500

CONSUMER STAPLES — 0.2%
Fred Meyer, Inc. 7.45% 03/01/08	800,000	843,452

ENERGY — 0.2%
Covanta Energy Corp. Escrow 9.25% 03/01/22†(2)(3)	1,500,000	0
Hanover Compressor Co. 4.75% 03/15/08	750,000	715,313

		715,313
		r
FINANCE — 1.7%
Athena Neurosciences Finance, LLC 7.25% 02/21/08	750,000	720,000
CIT Group, Inc. 7.38% 04/02/07	500,000	519,926
Citigroup, Inc. 5.00% 09/15/14	1,180,000	1,173,629
Citigroup, Inc. 6.75% 12/01/05	250,000	251,013

DVI, Inc. 9.88% 02/01/04†(2)(5)(6)(8)	1,450,000	137,750
Fifth Third Bankcorp. 2.70% 01/30/07	250,000	244,143
Ford Motor Credit Co. 7.38% 02/01/11	1,200,000	1,147,807
Jefferies Group, Inc. 7.75% 03/15/12	500,000	557,799
Legg Mason, Inc. 6.75% 07/02/08	500,000	526,714
Merrill Lynch & Co., Inc. 6.00% 02/17/09	1,000,000	1,040,232
Morgan Stanley Group, Inc. 6.75% 04/15/11	500,000	543,919
Wells Fargo & Co. 4.63% 04/15/14	750,000	732,844

		7,595,776

HEALTHCARE — 1.0%
Cardinal Health, Inc. 6.25% 07/15/08	225,000	232,158
Cardinal Health, Inc. 6.75% 02/15/11	1,500,000	1,609,971
CV Therapeutics, Inc. (Convertible) 2.00% 05/16/23	400,000	344,500
Decode Genetics, Inc. (Convertible) 3.50% 04/15/11	500,000	431,875
HEALTHSOUTH Corp. 7.63% 06/01/12	750,000	701,250
Inhale Therapeutics (Convertible) 5.00% 02/08/07	250,000	247,188
IVAX Corp. (Convertible) 4.50% 05/15/08	750,000	749,062
Vertex Pharmaceuticals, Inc. (Convertible) 5.00% 09/19/07	250,000	249,375

		4,565,379

INDUSTRIAL & COMMERCIAL — 1.0%
Allied Waste North America, Inc. 7.88% 04/15/13	750,000	765,000
Great Lakes Dredge & Dock Corp. 7.75% 12/15/13	750,000	688,125
Lockheed Martin Corp. 8.50% 12/01/29	500,000	689,829
Norfolk Southern Corp. 5.59% 05/17/25	359,000	358,865
Norfolk Southern Corp. 7.25% 02/15/31	391,000	476,327
Orbital Sciences Corp., Series B 9.00% 07/15/11	300,000	325,500
Waste Management, Inc. 7.38% 08/01/10	1,045,000	1,149,141

		4,452,787

INFORMATION & ENTERTAINMENT — 2.3%
AOL Time Warner, Inc. 7.63% 04/15/13	200,000	234,306
Continental Airlines, Inc. (Convertible) 5.00% 06/15/23	300,000	205,875
Cox Enterprises, Inc. 7.88% 09/15/10*	1,500,000	1,659,154
Frontiervision Operating Partners, L.P. 11.00% 10/15/06†(5)	500,000	680,000
Northwest Airlines, Inc., Series 96-1 Pass Through 8.97% 07/02/16	105,296	13,162
Oed Corp. 8.75% 04/15/12	1,250,000	1,226,562
Park Place Entertainment Corp. 7.50% 09/01/09	750,000	810,443
Reed Elsevier Capital, Inc. 6.75% 08/01/11	1,000,000	1,086,385
Riviera Holdings Corp. 11.00% 06/15/10#	1,500,000	1,620,000
Southwest Airlines Co., Series 01-1 Pass Through 5.50% 11/01/06	500,000	505,398
Tele-Communications, Inc. 7.88% 08/01/13	500,000	578,103
United Airlines, Inc., Series 00-2 Pass Through 7.19% 04/01/11	1,710,310	1,676,104

		10,295,492

INFORMATION TECHNOLOGY — 1.3%
BEA Systems, Inc. 4.00% 12/15/06	750,000	740,625
Conexant Systems, Inc. (Convertible) 4.00% 02/01/07	1,500,000	1,447,500
EchoStar Communications Corp. (Convertible) 5.75% 05/15/08	250,000	247,500
Electronic Data Systems Corp., Series B 6.00% 08/01/13	500,000	512,184
Extreme Networks, Inc. (Convertible) 3.50% 12/01/06	750,000	732,188
Qwest Corp. 8.87% 03/15/12*	1,000,000	1,092,500
TriQuint Semiconductor, Inc. (Convertible) 4.00% 03/01/07	1,250,000	1,210,937

		5,983,434

MATERIALS — 0.3%
Champion International Corp. 7.15% 12/15/27	1,000,000	1,094,391

Jefferson Smurfit Corp. 8.25% 10/01/12	500,000	470,000

		1,564,391

REAL ESTATE — 0.9%
Developers Diversified Realty Corp. 4.63% 08/01/10	1,000,000	976,160
Health Care Property Investors, Inc. 6.00% 03/01/15	750,000	771,997
Nationwide Health Properties, Inc., Series MTNB 7.06% 12/05/06	250,000	254,806
Prime Mortgage Trust 4.75% 11/25/19	1,259,625	1,248,522
Shurgard Storage Centers, Inc. 5.88% 03/15/13	1,000,000	1,011,769

		4,263,254

U.S. GOVERNMENT AGENCIES — 17.5%
Federal Home Loan Mtg. Corp. 4.50% due 01/01/19	1,072,188	1,051,769
Federal Home Loan Mtg. Corp. 4.50% due 07/01/19	1,310,920	1,284,618
Federal Home Loan Mtg. Corp. 5.00% due 06/01/33	706,646	693,780
Federal Home Loan Mtg. Corp. 5.00% due 08/01/33	806,702	791,395
Federal Home Loan Mtg. Corp. 5.00% due 08/01/33	1,139,329	1,118,908
Federal Home Loan Mtg. Corp. 5.00% due 05/01/34	3,056,947	2,996,281
Federal Home Loan Mtg. Corp. 5.50% due 11/01/17	330,955	335,924
Federal Home Loan Mtg. Corp. 5.50% due 01/01/18	706,874	717,487
Federal Home Loan Mtg. Corp. 5.50% due 11/01/18	611,811	620,918
Federal Home Loan Mtg. Corp. 5.50% due 07/01/19	668,784	679,234
Federal Home Loan Mtg. Corp. 5.50% due 05/01/31	348,442	348,930
Federal Home Loan Mtg. Corp. 5.50% due 10/15/31	2,000,000	2,009,098
Federal Home Loan Mtg. Corp. 5.50% due 11/01/32	850,851	851,908
Federal Home Loan Mtg. Corp. 5.50% due 04/01/33	1,297,488	1,300,705
Federal Home Loan Mtg. Corp. 5.50% due 08/01/33	694,998	696,708
Federal Home Loan Mtg. Corp. 5.50% due 12/01/33	1,081,479	1,082,608
Federal Home Loan Mtg. Corp. 5.50% due 01/01/34	2,341,728	2,343,100
Federal Home Loan Mtg. Corp. 5.50% due 11/01/34	1,370,857	1,371,660
Federal Home Loan Mtg. Corp. 6.00% due 04/01/17	272,125	279,697
Federal Home Loan Mtg. Corp. 6.00% due 05/01/17	479,501	492,844
Federal Home Loan Mtg. Corp. 6.00% due 05/01/31	208,553	212,315
Federal Home Loan Mtg. Corp. 6.00% due 09/01/32	142,559	145,071
Federal Home Loan Mtg. Corp. 6.00% due 12/01/33	822,358	837,849
Federal Home Loan Mtg. Corp. 6.00% due 05/01/34	1,036,900	1,055,117
Federal Home Loan Mtg. Corp. 6.50% due 02/01/14	205,244	211,989
Federal Home Loan Mtg. Corp. 6.50% due 01/01/32	420,135	432,757
Federal Home Loan Mtg. Corp. 7.00% due 02/01/15	50,103	52,328
Federal Home Loan Mtg. Corp. 7.00% due 03/01/15	131,043	136,861
Federal Home Loan Mtg. Corp. 7.00% due 06/01/15	56,802	59,317
Federal Home Loan Mtg. Corp. 7.00% due 12/01/15	7,925	8,276
Federal Home Loan Mtg. Corp. 7.00% due 03/01/16	131,929	137,770
Federal Home Loan Mtg. Corp. 7.00% due 02/01/27	84,601	88,695
Federal Home Loan Mtg. Corp. 7.00% due 05/01/30	277	290
Federal Home Loan Mtg. Corp. 7.00% due 01/01/32	108,693	113,582
Federal Home Loan Mtg. Corp. 7.50% due 12/01/30	16,523	17,521
Federal Home Loan Mtg. Corp. 7.50% due 12/01/30	125,523	133,100
Federal Home Loan Mtg. Corp. 7.50% due 01/01/31	133,437	141,493
Federal Home Loan Mtg. Corp. 7.50% due 01/01/31	53,859	57,111
Federal Home Loan Mtg. Corp. 7.50% due 02/01/31	33,078	35,075
Federal Home Loan Mtg. Corp. 8.00% due 08/01/30	23,735	25,321
Federal Home Loan Mtg. Corp., Series 2449 ND 6.50% due 05/15/30 (4)	1,500,000	1,522,647
Federal Home Loan PC 4.50% due 06/01/35	1,480,427	1,408,626
Federal Home Loan PC 5.00% due 04/01/35	961,514	942,432
Federal Home Loan PC 5.50% due 09/01/35	1,249,459	1,250,084
Federal Home Loan PC 6.00% due 01/01/35	1,498,822	1,522,053
Federal National Mtg. Assoc. 3.00% due 07/16/06	1,000,000	987,944
Federal National Mtg. Assoc. 3.25% due 11/15/07	1,000,000	976,869
Federal National Mtg. Assoc. 4.00% due 09/01/18	1,572,355	1,515,269
Federal National Mtg. Assoc. 4.00% due 10/01/18	3,709,047	3,574,384
Federal National Mtg. Assoc. 4.50% due 12/01/18	730,718	716,988
Federal National Mtg. Assoc. 4.50% due 11/01/19	1,365,651	1,338,249
Federal National Mtg. Assoc. 5.00% due 01/01/18	1,413,235	1,410,489
Federal National Mtg. Assoc. 5.00% due 06/01/18	1,184,289	1,185,539
Federal National Mtg. Assoc. 5.00% due 10/01/18	913,019	911,630
Federal National Mtg. Assoc. 5.00% due 12/01/19	1,191,046	1,188,333
Federal National Mtg. Assoc. 5.00% due 04/01/34	1,655,414	1,622,825
Federal National Mtg. Assoc. 5.00% due 06/01/34	1,052,909	1,032,181
Federal National Mtg. Assoc. 5.50% due 01/01/17	552,135	562,674
Federal National Mtg. Assoc. 5.50% due 02/01/33	1,233,747	1,237,213
Federal National Mtg. Assoc. 5.50% due 05/01/33	734,253	735,548
Federal National Mtg. Assoc. 5.50% due 06/01/33	1,120,908	1,122,543
Federal National Mtg. Assoc. 5.50% due 02/01/34	1,741,470	1,737,353
Federal National Mtg. Assoc. 5.50% due 04/01/34	943,912	943,981
Federal National Mtg. Assoc. 5.50% due 08/01/34	937,235	933,567
Federal National Mtg. Assoc. 5.50% due 09/01/34	1,288,834	1,284,233
Federal National Mtg. Assoc. 5.50% due 01/01/35	964,944	965,014
Federal National Mtg. Assoc. 5.50% due 02/01/35	942,845	942,727
Federal National Mtg. Assoc. 5.50% due 03/01/35	1,266,380	1,266,472
Federal National Mtg. Assoc. 6.00% due 08/01/18	131,577	134,899
Federal National Mtg. Assoc. 6.00% due 10/01/22	594,251	608,097
Federal National Mtg. Assoc. 6.00% due 05/01/31	297,804	302,964
Federal National Mtg. Assoc. 6.00% due 08/01/31	503,765	512,495
Federal National Mtg. Assoc. 6.00% due 04/01/32	368,894	375,155
Federal National Mtg. Assoc. 6.00% due 01/01/34	697,953	709,732
Federal National Mtg. Assoc. 6.00% due 09/01/34	1,075,915	1,094,133
Federal National Mtg. Assoc. 6.25% due 02/01/11	1,000,000	1,068,655
Federal National Mtg. Assoc. 6.50% due 06/01/19	97,666	101,426
Federal National Mtg. Assoc. 6.50% due 09/01/24	197,413	203,172
Federal National Mtg. Assoc. 6.50% due 09/01/25	29,741	30,736
Federal National Mtg. Assoc. 6.50% due 11/01/25	61,377	63,486
Federal National Mtg. Assoc. 6.50% due 02/01/26	10,152	10,491
Federal National Mtg. Assoc. 6.50% due 05/01/26	33,909	35,042
Federal National Mtg. Assoc. 6.50% due 11/01/27	2,723	2,813
Federal National Mtg. Assoc. 6.50% due 07/01/29	607,165	633,280
Federal National Mtg. Assoc. 6.50% due 07/01/31	24,824	25,591
Federal National Mtg. Assoc. 6.50% due 01/01/32	103,598	106,799
Federal National Mtg. Assoc. 6.50% due 03/01/32	322,164	331,947
Federal National Mtg. Assoc. 6.50% due 03/01/32	135,698	139,892
Federal National Mtg. Assoc. 6.50% due 04/01/32	539,999	556,396
Federal National Mtg. Assoc. 6.50% due 12/01/32	263,333	271,329
Federal National Mtg. Assoc. 6.50% due 07/01/34	617,933	637,000
Federal National Mtg. Assoc. 7.00% due 05/01/15	3,778	3,949
Federal National Mtg. Assoc. 7.00% due 12/01/15	9,872	10,319
Federal National Mtg. Assoc. 7.00% due 01/01/16	122,190	127,722
Federal National Mtg. Assoc. 7.00% due 04/01/16	24,528	25,636
Federal National Mtg. Assoc. 7.00% due 05/01/29	66,808	69,956
Federal National Mtg. Assoc. 7.00% due 09/01/29	63,011	66,057
Federal National Mtg. Assoc. 7.00% due 12/01/29	18,322	19,185
Federal National Mtg. Assoc. 7.00% due 01/01/31	25,461	26,651
Federal National Mtg. Assoc. 7.00% due 07/01/31	87,107	91,184
Federal National Mtg. Assoc. 7.50% due 11/01/30	186,743	196,960
Federal National Mtg. Assoc. 7.50% due 01/01/31	501,294	528,718
Federal National Mtg. Assoc. 7.50% due 01/01/31	182,822	193,488
Federal National Mtg. Assoc. 7.50% due 01/01/31	17,374	18,390
Federal National Mtg. Assoc. 7.50% due 01/01/31	80,544	85,252
Federal National Mtg. Assoc. 7.50% due 02/01/31	9,962	10,544
Federal National Mtg. Assoc. 7.50% due 02/01/31	49,328	52,206
Federal National Mtg. Assoc. 7.50% due 03/01/31	170,852	179,922
Federal National Mtg. Assoc. 8.00% due 01/01/16	631,200	676,831
Federal National Mtg. Assoc., Series 1993-248 SA 5.36% due 10/25/05 (4)(7)	401,024	378,063
Federal National Mtg. Assoc., Series 2002-16 TM 7.00% due 04/25/32 (4)	988,269	1,018,070
Government National Mtg. Assoc. 5.50% due 07/20/33	1,098,928	1,108,015
Government National Mtg. Assoc. 5.50% due 02/20/34	749,318	755,244
Government National Mtg. Assoc. 5.50% due 03/20/34	737,659	743,493
Government National Mtg. Assoc. 6.00% due 05/20/32	349,595	357,068
Government National Mtg. Assoc. 6.00% due 07/20/33	704,825	721,649
Government National Mtg. Assoc. 6.00% due 06/15/34	1,241,528	1,272,760
Government National Mtg. Assoc. 6.00% due 08/15/34	1,122,350	1,149,869
Government National Mtg. Assoc. 6.50% due 11/15/23	224,468	234,171
Government National Mtg. Assoc. 6.50% due 12/15/23	541,312	564,712
Government National Mtg. Assoc. 6.50% due 02/15/24	164,315	171,354
Government National Mtg. Assoc. 6.50% due 03/20/27	20,514	21,294
Government National Mtg. Assoc. 6.50% due 04/20/27	75,750	78,629
Government National Mtg. Assoc. 6.50% due 07/15/32	257,080	267,484
Government National Mtg. Assoc. 6.50% due 04/20/34	505,120	523,045
Government National Mtg. Assoc. 7.00% due 12/15/22	4,487	4,743
Government National Mtg. Assoc. 7.00% due 12/15/22	36,922	39,033
Government National Mtg. Assoc. 7.00% due 05/15/23	597	631
Government National Mtg. Assoc. 7.00% due 05/15/23	3,480	3,677
Government National Mtg. Assoc. 7.00% due 05/15/23	6,998	7,396
Government National Mtg. Assoc. 7.00% due 06/15/23	11,458	12,106
Government National Mtg. Assoc. 7.00% due 12/15/23	35,633	37,663
Government National Mtg. Assoc. 7.00% due 04/15/28	25,868	27,233
Government National Mtg. Assoc. 7.50% due 08/15/30	41,304	43,865
Government National Mtg. Assoc. 7.50% due 09/15/30	13,339	14,166
Government National Mtg. Assoc. 7.50% due 11/15/30	57,424	60,985
Government National Mtg. Assoc. 7.50% due 01/15/31	63,842	67,784
Government National Mtg. Assoc., Series 2002-70 PA 4.50% due 08/20/32 (4)	188,658	183,948

		80,013,927

U.S. GOVERNMENT OBLIGATIONS — 2.5%
United States Treasury Notes 3.25% 08/15/08	1,000,000	974,766
United States Treasury Notes 3.38% 11/15/08	2,000,000	1,952,266
United States Treasury Notes 3.50% 12/15/09	1,000,000	972,734
United States Treasury Notes 4.00% 11/15/12	3,000,000	2,951,133
United States Treasury Notes 4.25% 08/15/14	2,500,000	2,484,375
United States Treasury Notes 4.75% 05/15/14	2,000,000	2,060,468

		11,395,742

UTILITIES — 1.8%
Arizona Public Service Co. 6.50% 03/01/12	1,000,000	1,085,398
El Paso Natural Gas Co. 7.50% 11/15/26	1,800,000	1,864,114
El Paso Natural Gas Co., Series A 7.63% 08/01/10	250,000	259,944
El Paso Natural Gas Co. 8.38% 06/15/32	500,000	567,920
Illinois Power Co. 7.50% 06/15/09	670,000	725,936
Metropolitan Edison Co. 4.95% 03/15/13	500,000	496,058
Niagara Mohawk Power Corp. 7.75% 05/15/06	1,000,000	1,020,230
Pacific Gas & Electric Co. 4.20% 03/01/11	500,000	481,335
Public Service Co. of New Mexico 4.40% 09/15/08	500,000	492,069
Southern Natural Gas Co. 8.00% 03/01/32	500,000	552,066
Texas-New Mexico Power Co. 6.25% 01/15/09	500,000	517,611

		8,062,681

TOTAL BONDS & NOTES (cost $140,122,540)		139,895,128

Foreign Bond & Notes — 1.2%
FOREIGN GOVERNMENT BONDS — 0.2%
Federal Republic of Brazil 8.00% 01/15/18 (cost $669,173)	791,000		837,669

ENERGY — 0.2%
Petro Canada 4.00% due 07/15/13	1,000,000		926,511

HEALTHCARE — 0.2%
HIH Capital, Ltd. (Convertible) 7.50% due 9/25/06*	250,000		247,500
HIH Capital, Ltd. (Convertible) 7.50% due 9/25/06	500,000		495,000

			742,500

INFORMATION & ENTERTAINMENT — 0.2%
Carnival Corp. 3.75% due 11/15/07	250,000		245,233
Royal Caribbean Cruises 8.75% due 09/01/08	500,000		561,250

			806,483

INFORMATION TECHNOLOGY — 0.4%
Deutsche Telekom International 8.50% due 06/15/10	1,000,000		1,133,725
Nortel Networks Corp. 4.25% due 09/01/08	1,000,000		941,250

			2,074,975

TOTAL FOREIGN BONDS & NOTES (cost $4,668,767)			5,388,138

Rights — 0.1%
ENERGY — 0.1%
Energy Services — 0.1%
Danielson Holding Co. †(2)(3) (cost $181,257)	39,375		508,331

Membership Interest Certificates — 0.3%
ENERGY — 0.0%
Energy Sources — 0.3%
Tex Cal Energy (1)(2)(9) (cost $434,569)	454		1,249,187

TOTAL LONG INVESTMENT SECURITIES (cost $392,380,198)			434,714,023

Repurchase Agreement — 4.6%
Agreement with State Street Bank & Trust Co., bearing interest at 3.05% dated 09/30/05 to be repurchased 10/03/05 in the amount of $20,891,309 and collateralized by $21,225,000 of United States Treasury Bonds, bearing interest at 4.25%, due on 08/15/13 and having an approximate value of $21,304,594 (cost $20,886,000)		20,886,000	20,886,000

TOTAL INVESTMENTS — (cost $413,266,198)@	99.6%		455,600,023
Other assets less liabilities—	0.4		1,795,676

NET ASSETS—	100.0%		$457,395,699

†   Non-income producing security
*   Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of these securities. At September 30, 2005, the aggregate value of these securities was $2,401,662 representing 0.5% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
#   Security represents an investment in an affiliated company; See Note 3.
@  See Note 4 for cost of investment on a tax basis.
(1) Consists of more than one class of securities traded together as a unit.
(2) Fair valued security; see Note 1
(3) Illiquid security
(4) Commercial Mortgage-Backed Security
(5) Bond in default
(6) Company has filed for Chapter 11 bankruptcy protection.
(7) Security is a “floating rate” bond where the coupon rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of September 30, 2005.
(8) Bond in default and did not pay principal at maturity. Security is subject to litigation, the outcome of which is still to be determined.
(9) To the extent permitted by the Statement of Additional Information, the Asset Allocation Portfolio may invest in restricted securities. This restricted security is valued pursuant to Note 1. Restricted securities held by Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a portfolio to sell a security at a fair price and may be substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exists. As of September 30, 2005, the Asset Allocation Portfolio held the following restricted securities.

					Value as a
	Acquisition		Acquisition	Market	% of Net
Name	Date	Shares	Cost	Value	Assets
Tex Cal Energy	12/31/04	423	$404,966	$1,163,937	0.3%
Tex Cal Energy	12/31/04	31	29,603	85,250	0.0

				$1,249,187	0.3%

ADR — American Depository Receipt
Pass Through — These certificates are backed by a pool of mortgages or other loans on which principal payments are periodically made.
 Therefore, the effective maturity is shorter than the stated maturity.
See Notes to Portfolio of Investments

ANCHOR SERIES TRUST
GROWTH AND INCOME PORTFOLIO
Investment Portfolio — September 30, 2005
(unaudited)

Common Stock — 99.1%
	Shares/ Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY — 3.3%
Retail — 3.3%
Kohl’s Corp.†	4,800	$240,864
Lowe’s Cos., Inc.	3,900	251,160
Target Corp.	2,500	129,825

		621,849

CONSUMER STAPLES — 10.6%
Food, Beverage & Tobacco — 6.3%
Altria Group, Inc.	5,800	427,518
Coca-Cola Co.	9,000	388,710
PepsiCo, Inc.	6,600	374,286

Household & Personal Products — 4.3%
Procter & Gamble Co.	13,500	802,710

		1,993,224

ENERGY — 11.2%
Energy Services — 3.4%
GlobalSantaFe Corp.	4,400	200,728
Halliburton Co.	6,500	445,380

Energy Sources — 7.8%
ChevronTexaco Corp.	4,000	258,920
ConocoPhillips	8,200	573,262
Exxon Mobil Corp.	7,100	451,134
Noble Energy, Inc.	3,800	178,220

		2,107,644

FINANCE — 15.6%
Banks — 4.7%
Bank of America Corp.	13,900	585,190
State Street Corp.	6,200	303,304

Financial Services — 6.8%
Capital One Financial Corp.	2,400	190,848
Citigroup, Inc.	7,967	362,658
Golden West Financial Corp.	2,800	166,292
Merrill Lynch & Co., Inc.	5,700	349,695
PNC Financial Services Group, Inc.	3,400	197,268

Insurance — 4.1%
American International Group, Inc.#	2,975	184,331
Metlife, Inc.	4,400	219,252
St. Paul Travelers Cos., Inc.	5,464	245,170
UnumProvident Corp.	6,000	123,000

		2,927,008

HEALTHCARE — 18.5%
Drugs — 10.4%
Abbott Laboratories	7,500	318,000
Amgen, Inc.†	6,600	525,822
Eli Lilly & Co.	3,000	160,560
Genzyme Corp.†	3,200	229,248
Pfizer, Inc.	11,200	279,664

Schering-Plough Corp.	14,200	$298,910
Wyeth	3,000	138,810

Health Services — 2.6%
Health Net, Inc.†	2,100	99,372
Wellpoint, Inc.†	5,200	394,264

Medical Products — 5.5%
Baxter International, Inc.	6,600	263,142
Eisai Co., Ltd.	3,900	166,530
Fisher Scientific International, Inc.†	2,300	142,715
Medtronic, Inc.	8,500	455,770

		3,472,807

INDUSTRIAL & COMMERCIAL — 11.2%
Aerospace & Military Technology — 4.6%
Boeing Co.	5,600	380,520
General Dynamics Corp.	1,450	173,347
United Technologies Corp.	5,800	300,672

Business Services — 1.7%
First Data Corp.	4,500	180,000
Ingersoll-Rand Co., Class A	3,520	134,570

Machinery — 1.4%
Caterpillar, Inc.	3,000	176,250
National Oilwell Varco, Inc.	1,400	92,120

Multi-Industry — 3.5%
General Electric Co.	19,700	663,299

		2,100,778

INFORMATION & ENTERTAINMENT — 6.9%
Broadcasting & Media — 6.2%
Comcast Corp., Special Class A†	7,200	207,216
Time Warner, Inc.†	32,200	583,142
Viacom, Inc., Class B	11,000	363,110

Leisure & Tourism — 0.7%
Starwood Hotels & Resorts Worldwide, Inc. (2)	2,400	137,208

		1,290,676

INFORMATION TECHNOLOGY — 17.0%
Communication Equipment — 1.0%
QUALCOMM, Inc.	4,200	187,950

Computers & Business Equipment — 1.8%
Dell, Inc.†	5,700	194,940
EMC Corp.†	10,700	138,458

Electronics — 2.7%
Analog Devices, Inc.	3,700	137,418
Intel Corp.	8,500	209,525
Texas Instruments, Inc.	4,600	155,940

Internet Content — 1.6%
Yahoo!, Inc.†	9,100	307,944

Software — 4.8%
Intuit, Inc.†	1,500	67,215
Microsoft Corp.	32,500	836,225

Telecommunications — 5.1%

Amdocs, Ltd.†	3,200	$88,736
Cisco Systems, Inc.†	10,500	188,265
Corning, Inc.†	14,200	274,486
Research In Motion, Ltd.†	1,200	82,080
Sprint Corp.	13,182	313,468

		3,182,650

MATERIALS — 2.4%
Metals & Minerals — 2.4%
Newmont Mining Corp.	3,500	165,095
Rio Tinto, PLC Sponsored ADR	1,700	279,310

		444,405

UTILITIES — 2.4%
Electric Utilities — 2.4%
PG&E Corp.†	8,100	317,925
Southern Co.	3,800	135,888

		453,813

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $16,668,778)		18,594,854

Repurchase Agreement — 1.5%
UBS Securities, LLC Joint Repurchase Agreement Account (cost $285,000)(1)		$285,000	285,000

TOTAL INVESTMENTS — (cost $16,953,778)@	100.6%		18,879,854
Liabilities in excess of other assets—	(0.6)		(103,460)

NET ASSETS—	100.0%		$18,776,394

†	Non-income producing security
@	See Note 4 for cost of investment on a tax basis
#	Security represents an investment in an affiliated company; See Note 3.
(1)	See Note 2 for details of Joint Repurchase Agreement
(2)	Consists of more than one class of securities traded together as a unit.
ADR	— American Depository Receipt
See Notes to Portfolio of Investments

ANCHOR SERIES TRUST
GROWTH PORTFOLIO
Investment Portfolio — September 30, 2005
(unaudited)

Common Stock 97.2%	Shares/ Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY — 7.4%
Automotive — 0.8%
O’Reilly Automotive, Inc.†	108,600	$3,060,348
Oshkosh Truck Corp.	76,200	3,288,792

Housing & Household Durables — 1.0%
D.R. Horton, Inc.	214,000	7,751,080

Retail — 5.6%
Abercrombie & Fitch Co.†	29,800	1,485,530
CBRL Group, Inc.	99,200	3,339,072
CDW Corp.	43,300	2,551,236
Chico’s FAS, Inc.†	58,500	2,152,800
Christopher & Banks Corp.	163,600	2,269,132
Federated Department Stores, Inc.	12,300	822,501
Kohl’s Corp.†	171,300	8,595,834
Lowe’s Cos., Inc.	142,800	9,196,320
Michaels Stores, Inc.	260,300	8,605,518
Pacific Sunwear of California, Inc.†	168,150	3,605,136
Yankee Candle Co., Inc.†	74,300	1,820,350

		58,543,649

CONSUMER STAPLES — 6.9%
Food, Beverage & Tobacco — 4.1%
Altria Group, Inc.	189,000	13,931,190
Anheuser Busch Cos, Inc.	89,500	3,852,080
Constellation Brands, Inc., Class A†	53,500	1,391,000
Kroger Co.†	55,200	1,136,568
PepsiCo, Inc.	209,000	11,852,390

Household & Personal Products — 2.8%
Procter & Gamble Co.	344,100	20,460,186
Tempur-Pedic International, Inc.	144,000	1,704,960

		54,328,374

EDUCATION — 1.0%
Education — 1.0%
Career Education Corp.†	69,800	2,482,088
ITT Educational Services, Inc.†	105,400	5,201,490

		7,683,578

ENERGY — 10.5%
Energy Services — 2.5%
GlobalSantaFe Corp.	166,500	7,595,730
Schlumberger, Ltd.	125,400	10,581,252
Tesoro Petroleum Corp.†	15,900	1,069,116
Woodside Petroleum, Ltd.	16,700	452,570

Energy Sources — 8.0%
Chesapeake Energy Corp.	138,300	5,289,975
ConocoPhillips	217,400	15,198,434
Exxon Mobil Corp.	285,400	18,134,316
Noble Energy, Inc.	300,800	14,107,520
Petro-Canada	148,600	6,201,078
XTO Energy, Inc.	96,633	4,379,407

		83,009,398

FINANCE — 15.1%
Banks — 5.4%
Bank of America Corp.	414,400	17,446,240
Northern Trust Corp.	120,600	6,096,330
Sovereign Bancorp, Inc.	219,600	4,839,984
State Street Corp.	165,600	8,101,152
UnionBanCal Corp.	84,500	5,891,340

Financial Services — 6.3%
Citigroup, Inc.	337,346	15,355,990
E*Trade Group, Inc.†	324,700	5,714,720
First Marblehead Corp.	104,200	2,646,680
Golden West Financial Corp.	107,900	6,408,181
IndyMac Bancorp, Inc.	107,500	4,254,850
Merrill Lynch & Co., Inc.	199,500	12,239,325
Nuveen Investments, Class A	89,100	3,509,649

Insurance — 3.4%
Ambac Financial Group, Inc.	60,500	4,359,630
American International Group, Inc.#	105,052	6,509,022
Principal Financial Group, Inc.	66,800	3,164,316
St. Paul Travelers Cos., Inc.	189,855	8,518,794
UnumProvident Corp.	192,000	3,936,000

		118,992,203

HEALTHCARE — 19.0%
Drugs — 7.9%
Abbott Laboratories	210,800	8,937,920
Amgen, Inc.†	135,600	10,803,252
Biovail Corp.†	276,500	6,461,805
Eli Lilly & Co.	119,900	6,417,048
Genzyme Corp.†	126,700	9,076,788
Pfizer, Inc.	300,500	7,503,485
Schering-Plough Corp.	319,700	6,729,685
Wyeth	143,300	6,630,491

Health Services — 4.9%
Charles River Laboratories International, Inc.	61,200	2,669,544
Coventry Health Care, Inc.†	72,500	6,236,450
Health Net, Inc.†	144,800	6,851,936
Omnicare, Inc.	130,300	7,326,769
Triad Hospitals, Inc.†	63,400	2,870,118
Wellpoint, Inc.†	166,800	12,646,776

Medical Products — 6.2%
Applied Biosystems Group — Applera Corp.	105,500	2,451,820
Baxter International, Inc.	165,100	6,582,537
Biomet, Inc.	94,400	3,276,624
Cooper Cos., Inc.	40,300	3,087,383
Dendrite International, Inc.†	89,600	1,800,064
Diagnostic Products Corp.	40,900	2,156,657
Eisai Co., Ltd.	92,300	3,941,210
Fisher Scientific International, Inc.†	165,200	10,250,660
Kinetic Concepts, Inc.	29,700	1,686,960
Medtronic, Inc.	261,400	14,016,268

		150,412,250

INDUSTRIAL & COMMERCIAL — 10.3%
Aerospace & Military Technology — 3.0%
Engineered Support Systems, Inc.	12,112	497,077
European Aeronautic Defense & Space Co.(2)	200,235	7,099,243
General Dynamics Corp.	50,700	6,061,185

United Technologies Corp.	187,800	9,735,552

Business Services — 3.9%
Affiliated Computer Services, Inc.†	72,000	3,931,200
DST Systems, Inc.†	35,900	1,968,397
Fastenal Co.	52,100	3,182,789
First Data Corp.	172,600	6,904,000
Ingersoll-Rand Co., Class A	175,000	6,690,250
Vulcan Materials Co.	83,700	6,211,377
Waste Connections, Inc.†	60,900	2,136,372

Machinery — 1.0%
Caterpillar, Inc.	86,000	5,052,500
National Oilwell Varco, Inc.	39,400	2,592,520

Multi-Industry — 2.1%
General Electric Co.	494,400	16,646,448

Transportation — 0.3%
Yellow Roadway Corp.†	60,900	2,522,478

		81,231,388

INFORMATION & ENTERTAINMENT — 5.4%
Broadcasting & Media — 3.9%
Comcast Corp., Special Class A†	166,900	4,803,382
Time Warner, Inc.†	1,059,300	19,183,923
Viacom, Inc., Class B	211,400	6,978,314

Leisure & Tourism — 1.5%
Harrah’s Entertainment, Inc.	29,900	1,949,181
Hilton Hotels Corp.	109,600	2,446,272
Shuffle Master, Inc.	104,600	2,764,578
Yum! Brands, Inc.	92,500	4,477,925

		42,603,575

INFORMATION TECHNOLOGY — 15.1%
Computers & Business Equipment — 0.6%
Dell, Inc.†	145,800	4,986,360

Electronics — 3.8%
Analog Devices, Inc.	41,700	1,548,738
Benchmark Electronics, Inc.†	42,500	1,280,100
Garmin Ltd.	14,000	949,620
Intel Corp.	289,300	7,131,245
International Rectifier Corp.†	41,600	1,875,328
Lam Research Corp.†	80,400	2,449,788
Qlogic Corp.	57,400	1,963,080
Sandisk Corp.†	42,700	2,060,275
Symbol Technologies, Inc.	4,849	46,938
Texas Instruments, Inc.	197,400	6,691,860
Varian Semiconductor Equipment, Inc.†	49,456	2,095,451
Waters Corp.†	49,400	2,055,040

Internet Content — 1.0%
Yahoo!, Inc.†	238,000	8,053,920

Software — 4.6%
Autodesk, Inc.	46,400	2,154,816
Intuit, Inc.†	211,800	9,490,758
Mercury Interactive Corp.†	36,400	1,441,440
Microsoft Corp.	890,100	22,902,273

Telecommunications — 5.1%
Alamosa Holdings, Inc.	201,600	3,449,376

Amdocs, Ltd.†	145,700	4,040,261
Cisco Systems, Inc.†	307,600	5,515,268
Corning, Inc.†	541,500	10,467,195
Motorola, Inc.	180,300	3,982,827
Research In Motion, Ltd.†	38,300	2,619,720
Sprint Corp.	423,599	10,073,184

		119,324,861

MATERIALS — 4.3%
Chemicals — 0.9%
du Pont (E.I.) de Nemours and Co.	178,600	6,995,762

Metals & Minerals — 3.4%
Alcoa, Inc.	198,800	4,854,696
Newmont Mining Corp.	175,400	8,273,618
Placer Dome, Inc.	66,000	1,131,900
Precision Castparts Corp.	112,200	5,957,820
Rio Tinto, PLC Sponsored ADR	38,900	6,391,270

		33,605,066

REAL ESTATE — 0.7%
Real Estate Investment Trusts — 0.7%
Simon Property Group, Inc.	76,200	5,647,944

UTILITIES — 1.5%
Electric Utilities — 1.5%
PG&E Corp.†	306,800	12,041,900

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $687,922,613)		767,424,186

Repurchase Agreement — 2.7%
UBS Securities, LLC Joint Repurchase Agreement Account
(cost $21,225,000) (1)		$21,225,000	21,225,000

TOTAL INVESTMENTS —
(cost $709,147,613)@	99.9%		788,649,186
Other assets less liabilities—	0.1		959,308

NET ASSETS—	100.0%		$789,608,494

†   Non-income producing security
#   Security represents an investment in an affiliated company.
@ See Note 4 for cost of investment on a tax basis.
(1) See Note 2 for details of Joint Repurchase Agreement
(2) Illiquid Security
ADR — American Depository Receipt
See Notes to Portfolio of Investments

ANCHOR SERIES TRUST
CAPITAL APPRECIATION PORTFOLIO
Investment Portfolio — September 30, 2005
(unaudited)

Common Stock — 94.0%	Shares/ Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY — 3.3%
Apparel & Textiles — 0.5%
Geox SpA†	677,539	$6,754,617

Automotive — 0.4%
Hyundai Mobis	70,070	5,754,671

Retail — 2.4%
Kohl’s Corp.†	344,900	17,307,082
Staples, Inc.	780,800	16,646,656

		46,463,026

CONSUMER STAPLES — 2.1%
Food, Beverage & Tobacco — 0.8%
PepsiCo, Inc.	211,200	11,977,152

Household & Personal Products — 1.3%
Procter & Gamble Co.	305,000	18,135,300

		30,112,452

ENERGY — 7.0%
Energy Sources — 7.0%
ConocoPhillips	323,200	22,594,912
Petro-Canada	719,774	30,036,169
Petroleo Brasileiro SA ADR	214,700	13,687,125
Transocean, Inc.†	280,300	17,185,193
Valero Energy Corp.	128,700	14,550,822

		98,054,221

FINANCE — 5.0%
Banks — 2.3%
Bank of America Corp.	366,100	15,412,810
UBS AG	202,500	17,313,750

Financial Services — 1.6%
Capital One Financial Corp.	174,300	13,860,336
Legg Mason, Inc.	81,400	8,928,766

Insurance — 1.1%
ACE, Ltd.	212,700	10,011,789
Assurant, Inc.	148,500	5,651,910

		71,179,361

HEALTHCARE — 27.7%
Drugs — 19.5%
Amgen, Inc.†	390,400	31,103,168
Amylin Pharmaceuticals, Inc.†	657,800	22,884,862
AstraZeneca PLC Sponsored ADR	1,066,800	50,246,280
Cephalon, Inc.†	145,700	6,763,394
Eli Lilly & Co.	90,100	4,822,152
Genzyme Corp.†	361,000	25,862,040
Gilead Sciences, Inc.†	452,700	22,073,652
ICOS Corp.†	440,000	12,152,800

Roche Holding AG	102,000	14,166,776
Sanofi-Aventis	375,463	31,023,437
Schering-Plough Corp.	1,398,400	29,436,320
Shionogi & Co., Ltd.	752,000	10,234,672
Teva Pharmaceutical Industries, Ltd. Sponsored ADR	435,000	14,537,700

Health Services — 5.4%
Aetna, Inc.	353,700	30,467,718
Covance, Inc.†	150,000	7,198,500
Pharmaceutical Product Development, Inc.†	185,000	10,639,350
UnitedHealth Group, Inc.	275,000	15,455,000
Wellpoint, Inc.†	163,000	12,358,660

Medical Products — 2.8%
Kyphon, Inc.	125,000	5,492,500
Medtronic, Inc.	450,600	24,161,172
St. Jude Medical, Inc.†	194,900	9,121,320

		390,201,473

INDUSTRIAL & COMMERCIAL — 4.7%
Aerospace & Military Technology — 1.6%
General Dynamics Corp.	187,800	22,451,490

Business Services — 1.7%
Accenture, Ltd., Class A†	306,400	7,800,944
Cogent, Inc.	221,400	5,258,250
First Data Corp.	262,000	10,480,000

Multi-Industry — 0.9%
General Electric Co.	400,000	13,468,000

Transportation — 0.5%
C.H. Robinson Worldwide, Inc.	115,000	7,373,800

		66,832,484

INFORMATION & ENTERTAINMENT — 12.5%
Broadcasting & Media — 7.8%
Comcast Corp., Class A†	660,100	19,393,738
Lamar Advertising Co.†	130,000	5,896,800
News Corp., Class A	1,060,000	16,525,400
Publishing & Broadcasting, Ltd.†	547,745	6,883,869
Viacom, Inc., Class B	890,300	29,388,803
XM Satellite Radio Holdings, Inc., Class A†	902,500	32,408,775

Entertainment Products — 0.8%
Warner Music Group Corp.	585,300	10,833,903

Leisure & Tourism — 3.9%
Gol-Linhas Aereas Inteligentes SA ADR†	319,800	10,377,510
Las Vegas Sands Corp.	265,000	8,721,150
Ryanair Holdings PLC Sponsored ADR†	493,135	22,452,436
Starwood Hotels & Resorts Worldwide, Inc.(2)	240,900	13,772,253

		176,654,637

INFORMATION TECHNOLOGY — 30.0%
Communication Equipment — 2.3%
Nokia Oyj Sponsored ADR	295,700	5,000,287
QUALCOMM, Inc.	623,100	27,883,725

Computers & Business Equipment — 5.1%
Dell, Inc.†	605,000	20,691,000
EMC Corp.†	1,748,200	22,621,708
Hon Hai Precision Industry Co., Ltd.	3,228,582	15,031,141

Logitech International SA	324,960	13,140,980

Electronics — 2.0%
ASML Holding NV†	391,800	6,468,618
Samsung Electronics Co., Ltd.	37,500	21,130,810

Internet Content — 7.5%
F5 Networks, Inc.	160,000	6,955,200
Google, Inc.	149,900	47,437,354
Monster Worldwide, Inc.†	109,846	3,373,371
Yahoo!, Inc.†	1,437,800	48,655,152

Software — 6.1%
Mercury Interactive Corp.†	173,000	6,850,800
Microsoft Corp.	2,121,800	54,593,914
Network Appliance, Inc.†	590,400	14,016,096
Salesforce.com, Inc.	450,000	10,404,000

Telecommunications — 7.0%
Amdocs, Ltd.†	728,400	20,198,532
America Movil SA de CV ADR	530,700	13,968,024
American Tower Corp., Class A†	264,900	6,609,255
Corning, Inc.†	1,173,200	22,677,956
Crown Castle International Corp.†	522,400	12,866,712
Research In Motion, Ltd.†	173,300	11,853,720
Sprint Corp.	427,739	10,171,633

		422,599,988

MATERIALS — 0.7%
Metals & Minerals — 0.7%
Cameco Corp.	195,000	10,432,500

REAL ESTATE — 1.0%
Real Estate Companies — 1.0%
CB Richard Ellis Group, Inc., Class A†	290,300	14,282,760

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $1,130,765,819)		1,326,812,902

Repurchase Agreement — 5.8%
UBS Securities, LLC Joint Repurchase Agreement (cost $81,320,000)(1)		$81,320,000	$81,320,000

TOTAL INVESTMENTS — (cost $1,212,085,819)@	99.8%		1,408,132,902
Other assets less liabilities—	0.2		2,563,595

NET ASSETS—	100.0%		$1,410,696,497

†   Non-income producing security
@ See Note 4 for cost of investments on a tax basis
(1) See Note 2 for details of Joint Repurchase Agreement.
(2) Consists of more than one class of securities traded together as a unit.
ADR — American Depository Receipt
See Notes to Portfolio of Investments

ANCHOR SERIES TRUST
NATURAL RESOURCES PORTFOLIO
Investment Portfolio — September 30, 2005
(unaudited)

Common Stock — 90.1%
	Shares/ Principal Amount	Value (Note 1)
ENERGY — 58.7%
Energy Services — 7.4%
Consol Energy, Inc.	90,400	$6,894,808
GlobalSantaFe Corp.	73,576	3,356,537
Halliburton Co.	88,700	6,077,724
Massey Energy Corp.	151,000	7,711,570

Energy Sources — 51.3%
Anadarko Petroleum Corp.	48,265	4,621,374
BP PLC Sponsored ADR	120,400	8,530,340
Burlington Resources, Inc.	48,600	3,952,152
Canadian Natural Resources, Ltd.	323,000	14,587,097
China Petroleum & Chemical Corp. ADR	59,500	2,692,970
ConocoPhillips	72,200	5,047,502
Devon Energy Corp.	54,400	3,734,016
EnCana Corp.	147,482	8,607,874
EOG Resources, Inc.	127,700	9,564,730
Exxon Mobil Corp.	162,184	10,305,171
Kerr-McGee Corp.	19,775	1,920,350
LUKOIL Sponsored ADR	96,000	5,550,720
Newfield Exploration Co.†	67,800	3,328,980
Noble Energy, Inc.	72,200	3,386,180
Petro-Canada	109,400	4,579,272
Petroleo Brasileiro SA ADR	89,900	6,426,951
Repsol YPF SA Sponsored ADR	88,600	2,862,666
Suncor Energy, Inc.	103,000	6,239,363
Surgutneftegaz Sponsored ADR	52,700	2,832,625
Talisman Energy, Inc.	260,600	12,750,906
Total SA Sponsored ADR	71,200	9,670,384
Transocean, Inc.†	61,700	3,782,827
Valero Energy Corp.	147,300	16,653,738
Western Oil Sands, Inc., Class A†	261,054	6,186,699
XTO Energy, Inc.	179,042	8,114,184

		189,969,710

MATERIALS — 29.5%
Chemicals — 2.6%
Royal Dutch Shell PLC, Class A ADR	53,530	3,686,611
Royal Dutch Shell PLC, Class B ADR	69,500	4,561,980

Forest Products — 2.5%
Abitibi-Consolidated, Inc.	737,800	2,988,090
Domtar, Inc.	201,200	1,292,872
International Paper Co.	133,100	3,966,380

Metals & Minerals — 24.4%
Alcoa, Inc.	208,500	5,091,570
Alumina, Ltd.	905,031	4,216,981
Aluminum Corp. of China, Ltd. ADR	56,600	3,552,782
Anglo American Platinum Corp., Ltd.	130,978	7,719,725
Anglo American PLC	107,881	3,215,739
Apex Silver Mines, Ltd.†	86,900	1,365,199
Cameco Corp.	195,600	10,464,600
Companhia Siderurgica Nacional SA	81,700	1,897,074
Companhia Vale do Rio Doce ADR	108,837	4,773,591
Freeport-McMoRan Copper & Gold, Inc., Class B	129,100	6,272,969
Gold Fields, Ltd.	219,027	3,281,360
Impala Platinum Holdings, Ltd.	31,000	3,522,672

Mittal Steel Co. NV	212,609	$6,123,139
Placer Dome, Inc.	151,500	2,598,225
Vedanta Resources PLC	537,033	5,683,310
Xstrata PLC	357,993	9,275,673

		95,550,542

UTILITIES — 1.9%
Gas & Pipeline Utilities — 1.9%
Equitable Resources, Inc.	71,000	2,773,260
Western Gas Resources, Inc.	69,300	3,550,239

		6,323,499

TOTAL COMMON STOCK (cost $149,751,318)		291,843,751

Preferred Stock — 4.4%

MATERIALS — 4.4%

Metals & Minerals — 4.4%
Anglo American Platinum Corp., Ltd. 6.38% (Convertible)	35,651	907,735
Companhia Vale do Rio Doce Sponsored ADR	341,700	13,295,547

TOTAL PREFERRED STOCK (cost $4,733,021)		14,203,282

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $154,484,339)		306,047,033

Repurchase Agreement — 5.5%

UBS Securities, LLC Joint Repurchase Agreement Account (cost $17,710,000)(1)		$17,710,000	17,710,000

TOTAL INVESTMENTS — (cost $172,194,339)@	100.0%		323,757,033
Liabilities in excess of other assets—	0.0		(36,193)

NET ASSETS—	100.0%		$323,720,840

†   Non-income producing security
@ See Note 4 for cost of investments on a tax basis
(1) See Note 2 for details of Joint Repurchase Agreement
ADR — American Depository Receipt
See Notes to Portfolio of Investments

ANCHOR SERIES TRUST
MULTI-ASSET PORTFOLIO
Investment Portfolio — September 30, 2005
(unaudited)

Common Stock — 63.5%	Shares/ Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY — 2.1%
Retail — 2.1%
Kohl’s Corp.†	8,800	$441,584
Lowe’s Cos., Inc.	7,000	450,800
Target Corp.	4,400	228,492

		1,120,876

CONSUMER STAPLES — 6.7%
Food, Beverage & Tobacco — 4.0%
Altria Group, Inc.	10,300	759,213
Coca-Cola Co.	16,100	695,359
PepsiCo, Inc.	11,300	640,823

Household & Personal Products — 2.7%
Procter & Gamble Co.	24,400	1,450,824

		3,546,219

ENERGY — 7.2%
Energy Services — 2.2%
GlobalSantaFe Corp.	7,900	360,398
Halliburton Co.	11,700	801,684

Energy Sources — 5.0%
ChevronTexaco Corp.	7,500	485,475
ConocoPhillips	14,800	1,034,668
Exxon Mobil Corp.	12,700	806,958
Noble Energy, Inc.	6,600	309,540

		3,798,723

FINANCE — 10.0%
Banks — 3.0%
Bank of America Corp.	24,800	1,044,080
State Street Corp.	11,100	543,012

Financial Services — 4.3%
Capital One Financial Corp.	4,200	333,984
Citigroup, Inc.(2)	14,507	660,358
Golden West Financial Corp.	5,000	296,950
Merrill Lynch & Co., Inc.	10,300	631,905
PNC Financial Services Group, Inc.	6,100	353,922

Insurance — 2.7%
American International Group, Inc.#	4,968	307,817
Metlife, Inc.	9,300	463,419
St. Paul Travelers Cos., Inc.	9,095	408,093
UnumProvident Corp.	10,800	221,400

		5,264,940

HEALTHCARE — 11.9%
Drugs — 6.7%
Abbott Laboratories	13,300	563,920
Amgen, Inc.†	11,900	948,073
Eli Lilly & Co.	5,500	294,360
Genzyme Corp.†	5,500	394,020
Pfizer, Inc.	20,400	509,388

Schering-Plough Corp.	25,500	536,775
Wyeth	5,300	245,231

Health Services — 1.7%
Health Net, Inc.†	3,800	179,816
Wellpoint, Inc.†	9,600	727,872

Medical Products — 3.5%
Baxter International, Inc.	11,700	466,479
Eisai Co., Ltd.	7,000	298,900
Fisher Scientific International, Inc.†	4,100	254,405
Medtronic, Inc.	15,600	836,472

		6,255,711

INDUSTRIAL & COMMERCIAL — 7.2%
Aerospace & Military Technology — 2.8%
Boeing Co.	9,700	659,115
General Dynamics Corp.	2,600	310,830
United Technologies Corp.	10,400	539,136

Business Services — 1.2%
First Data Corp.	9,400	376,000
Ingersoll-Rand Co., Class A	6,300	240,849

Machinery — 0.9%
Caterpillar, Inc.	5,100	299,625
National Oilwell Varco, Inc.	2,600	171,080

Multi-Industry — 2.3%
General Electric Co.	35,500	1,195,285

		3,791,920

INFORMATION & ENTERTAINMENT — 4.3%
Broadcasting & Media — 3.9%
Comcast Corp., Special Class A†	12,900	371,262
Time Warner, Inc.†	56,400	1,021,404
Viacom, Inc., Class B	19,600	646,996

Leisure & Tourism — 0.4%
Starwood Hotels & Resorts Worldwide, Inc.(6)	4,300	245,831

		2,285,493

INFORMATION TECHNOLOGY — 10.9%
Communication Equipment — 0.7%
QUALCOMM, Inc.	7,700	344,575

Computers & Business Equipment — 1.1%
Dell, Inc.†	10,200	348,840
EMC Corp.†	19,600	253,624

Electronics — 1.7%
Analog Devices, Inc.	6,600	245,124
Intel Corp.	15,300	377,145
Texas Instruments, Inc.	8,300	281,370

Internet Content — 1.1%
Yahoo!, Inc.†	16,600	561,744

Software — 3.1%
Intuit, Inc.†	2,800	125,468
Microsoft Corp.	57,800	1,487,194

Telecommunications — 3.2%
Amdocs, Ltd.†	5,800	160,834
Cisco Systems, Inc.†(4)	19,000	340,670
Corning, Inc.†	25,700	496,781
Research In Motion, Ltd.†	2,100	143,640
Sprint Corp.	23,261	553,147

		5,720,156

MATERIALS — 1.6%
Metals & Minerals — 1.6%
Newmont Mining Corp.	6,400	301,888
Rio Tinto PLC Sponsored ADR	3,100	509,330

		811,218

UTILITIES — 1.6%
Electric Utilities — 1.6%
PG&E Corp.†	14,800	580,900
Southern Co.	6,900	246,744

		827,644

TOTAL COMMON STOCK (cost $29,746,739)		33,422,900

Asset-Backed Securities — 2.6%
FINANCE — 2.6%
Bank One Issuance Trust, Series 2002-A3 3.59% due 05/17/10	$100,000	98,233
Bear Stearns Commercial Mtg. Securities, Inc., Series 2002-TOP8 A2 4.83% due 08/15/38(1)	100,000	99,312
Bear Stearns Commercial Mtg. Securities, Inc., Series 2003-T10 A2 4.74% due 03/13/40(1)	100,000	98,541
Bear Stearns Commercial Mtg. Securities, Inc., Series 2003-T12 A4 4.68% due 08/13/39(1)	100,000	98,315
Bear Stearns Commercial Mtg. Securities, Inc., Series 2004-PWR6 A6 4.83% due 11/11/41(1)	100,000	98,702
Capital Auto Receivables Asset Trust, Series 2002-5 A4 2.92% due 04/15/08	67,379	66,826
Capital One Auto Finance Trust, Series 2002-A A4 4.79% due 01/15/09	61,972	62,001
Carmax Auto Owner Trust, Series 2002-2 A4 3.34% due 02/15/08	76,382	75,855
Citibank Credit Card Issuance Trust, Series 2002-A1 A1 4.95% due 02/09/09	100,000	100,542
CS First Boston Mtg. Securities Corp., Series 2003-C3 A5 3.94% due 05/15/38(1)	100,000	93,619
DaimlerChrysler Auto Trust, Series 2002-B A4 3.53% due 12/06/07	58,489	58,316
Ford Credit Auto Owner Trust, Series 2005-B A4 4.38% due 01/15/10	40,000	39,802
Honda Auto Receivables Owner Trust, Series 2002-4 A4 2.70% due 03/17/08	76,684	75,895
MBNA Credit Card Master Note Trust, Series 2002-A1 A1 4.95% due 06/15/09	100,000	100,715
Wells Fargo Mtg. Backed Securities Trust, Series 2005-AR2 2A2 4.56% due 03/25/35(5)	63,583	62,706
Wells Fargo Mtg. Backed Securities Trust, Series 2005-AR4 2A2 4.54% due 04/25/35	68,402	67,460
WFS Financial Owner Trust, Series 2002-3 A4 3.50% due 02/20/10	75,091	74,653

TOTAL ASSET-BACKED SECURITIES (cost $1,399,583)		1,371,493

Bonds & Notes — 25.5%
CONSUMER DISCRETIONARY — 1.1%
Centex Corp. 5.80% due 09/15/09	100,000	102,180
DaimlerChrysler NA Holding Corp. 7.30% due 01/15/12	100,000	108,598
Federated Department Stores, Inc. 6.63% due 04/01/11	100,000	107,567
Staples, Inc. 7.13% due 08/15/07	65,000	67,714
Target Corp. 3.38% due 03/01/08	100,000	97,455
Wal-Mart Stores, Inc. 4.38% due 07/12/07	85,000	84,921

		568,435

CONSUMER STAPLES — 0.2%
Coca-Cola Enterprises, Inc. 5.25% due 05/15/07	100,000	101,102

ENERGY — 0.2%
Valero Energy Corp. 6.88% due 04/15/12	100,000	109,805

FINANCE — 4.5%
Ace Capital Trust II 9.70% due 04/01/30	150,000	197,797
American Express Co. 3.75% due 11/20/07	100,000	98,404
Bank of America Corp. 5.38% due 06/15/14	100,000	103,011
BB&T Corp. 4.90% due 06/30/17	25,000	24,458
Berkshire Hathaway Finance Corp. 4.63% due 10/15/13	100,000	98,124
ChevronTexaco Capital Co. 3.50% due 09/17/07	100,000	98,230
Citigroup, Inc. 6.50% due 01/18/11(4)	100,000	107,816
Credit Suisse First Boston USA, Inc. 4.88% due 01/15/15	45,000	44,124
Everest Reinsurance Holdings, Inc. 8.75% due 03/15/10	100,000	114,514
Financing Corp., Series 12, zero coupon due 12/06/13	25,000	17,041
Financing Corp., Series 13, zero coupon due 12/27/13	25,000	16,985
First Financial Caribbean Corp. 7.84% due 10/10/06	100,000	98,004
General Electric Capital Corp., Series MTNA 5.88% due 02/15/12	100,000	105,064
Hartford Life, Inc. 7.38% due 03/01/31	100,000	121,252
Household Finance Corp. 6.38% due 10/15/11	100,000	106,965
J.P. Morgan Chase & Co. 5.13% due 09/15/14	145,000	144,635
Liberty Mutual Insurance 7.88% due 10/15/26*	75,000	83,767
Marsh & McLennan Cos., Inc. 5.38% due 07/15/14	100,000	96,699
MBIA, Inc. 6.63% due 10/01/28	100,000	108,528
Metlife, Inc. 5.00% due 06/15/15	50,000	49,355
Morgan Stanley 5.30% due 03/01/13	100,000	100,996
National Rural Utilities Cooperative Finance Corp. 3.88% due 02/15/08	100,000	98,437
Resolution Funding Corp. zero coupon due 04/15/14	350,000	238,269
Wachovia Corp. 3.63% due 02/17/09	100,000	96,826
Willis North America, Inc. 5.63% due 07/15/15	15,000	14,904

		2,384,205

HEALTHCARE — 0.4%
American Home Products Corp. 6.70% due 03/15/11	100,000	109,848
UnitedHealth Group, Inc. 5.00% due 08/15/14	100,000	100,492

		210,340

INDUSTRIAL & COMMERCIAL — 0.4%
FedEx Corp., Series 981A Pass Through 6.72% due 01/15/22	103,025	112,962
First Data Corp. 3.38% due 08/01/08	100,000	96,669

		209,631

INFORMATION & ENTERTAINMENT — 0.5%
Comcast Corp. 5.65% due 06/15/35	50,000	46,738
Cox Enterprises, Inc. 8.00% due 02/15/07*	100,000	103,812
Time Warner, Inc. 6.15% due 05/01/07	100,000	102,206

		252,756

INFORMATION TECHNOLOGY — 1.0%
AT&T Broadband Corp. 8.38% due 03/15/13	50,000	59,158
AT&T Wireless Services, Inc. 7.50% due 05/01/07	100,000	104,368
Computer Sciences Corp. 3.50% due 04/15/08	100,000	97,089
Hewlett-Packard Co. 5.75% due 12/15/06	100,000	101,383
Verizon Global Funding Corp. 6.88% due 06/15/12	100,000	110,320

		472,318

MATERIALS — 0.1%
Weyerhaeuser Co. 5.95% due 11/01/08	53,000	54,920

MUNICIPAL BONDS — 0.2%
Illinois State General Obligation Pension 3.85% due 06/01/13	65,000	61,039
Oregon School Boards Assoc. 4.76% due 06/30/28	55,000	52,119

		113,158

U.S. GOVERNMENT AGENCIES — 11.1%
Federal Home Loan Mtg. Corp. 6.50% due 08/01/25	26,606	27,472
Federal Home Loan Mtg. Corp. 6.50% due 09/01/25	9,036	9,330
Federal Home Loan Mtg. Corp. 6.50% due 10/01/25	89,960	92,889
Federal Home Loan Mtg. Corp. 6.50% due 11/01/25	30,826	31,830
Federal Home Loan Mtg. Corp. 6.50% due 05/01/11	11,736	12,119

Federal National Mtg. Assoc. 4.50% due 08/01/19	793,061	777,148
Federal National Mtg. Assoc. 5.00% due 01/01/18	19,963	19,932
Federal National Mtg. Assoc. 5.00% due 02/01/18	546,527	545,465
Federal National Mtg. Assoc. 5.00% due 04/01/18	34,816	34,762
Federal National Mtg. Assoc. 5.00% due 03/01/19	753,415	751,699
Federal National Mtg. Assoc. 5.00% due 04/01/19	135,144	134,837
Federal National Mtg. Assoc. 5.00% due 07/01/33	53,217	52,220
Federal National Mtg. Assoc. 5.00% due 03/01/34	116,709	114,521
Federal National Mtg. Assoc. 5.00% due 09/01/34	72,352	70,928
Federal National Mtg. Assoc. 5.00% due October TBA	425,000	415,969
Federal National Mtg. Assoc. 5.50% due 12/01/99	550,000	549,656
Federal National Mtg. Assoc. 5.52% due 08/01/35	224,029	219,313
Federal National Mtg. Assoc. 6.50% due 08/01/28	27,255	28,149
Government National Mtg. Assoc. 5.50% due 04/15/34	389,070	392,874
Government National Mtg. Assoc. 6.00% due 10/15/32	113,181	115,954
Government National Mtg. Assoc. 6.50% due 08/15/23	4,798	5,005
Government National Mtg. Assoc. 6.50% due 09/15/23	26,761	27,918
Government National Mtg. Assoc. 6.50% due 10/15/23	5,320	5,550
Government National Mtg. Assoc. 6.50% due 11/15/23	178,565	186,283
Government National Mtg. Assoc. 6.50% due 12/15/23	197,077	205,596
Government National Mtg. Assoc. 6.50% due 09/15/28	451,098	469,609
Government National Mtg. Assoc. 7.00% due 07/15/29	228,200	240,114
Tennessee Valley Authority 4.38% due 06/15/15	300,000	293,648

		5,830,790

U.S. GOVERNMENT OBLIGATIONS — 5.0%
United States Treasury Bonds 2.38% due 01/15/25	725,305	775,963
United States Treasury Notes 2.25% due 02/15/07(2)	1,025,000	999,014
United States Treasury Notes 3.50% due 11/15/06(2)	250,000	248,272
United States Treasury Notes 3.88% due 07/15/10	450,000	443,162
United States Treasury Notes 4.13% due 05/15/15	150,000	147,416

		2,613,827

UTILITIES — 0.8%
Dominion Resources, Inc. 4.13% due 02/15/08	100,000	98,617
Eastern Energy, Ltd., Series AMBC 6.75% due 12/01/06*	100,000	102,326
Kinder Morgan, Inc. 6.50% due 09/01/12	100,000	107,055
NSTAR 8.00% due 02/15/10	100,000	112,056

		420,054

TOTAL BONDS & NOTES (cost $13,292,790)		13,424,865

Foreign Bonds & Notes — 0.4%
CONSUMER STAPLES — 0.1%
Diageo Capital PLC 4.38% due 05/03/10	50,000	49,187

FINANCE — 0.2%
Axa 8.60% due 12/15/30	100,000	131,650

INFORMATION TECHNOLOGY — 0.1%
Deutsche Telekom 8.75% due 06/15/30	50,000	64,551
Telecom Italia Capital 5.25% due 10/01/15	85,000	83,524

TOTAL FOREIGN BONDS & NOTES (cost $225,893)		328,912

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $44,665,005)		48,464,646

Short-Term Investment Securities — 2.8%
U.S. GOVERNMENT AGENCIES — 2.7%
Federal Home Loan Mtg. Corp. Disc. Notes due 10/11/05(2)	475,000	474,530
Federal National Mtg. Assoc. Disc. Notes due 10/26/05(2)	800,000	798,028

TOTAL U.S. GOVERNMENT AGENCIES (cost $1,272,558)		1,272,558

U.S. GOVERNMENT OBLIGATIONS — 0.1%
United States Treasury Bills 2.95% due 11/03/05(2) (cost $199,382)	200,000	199,382

TOTAL SHORT-TERM INVESTMENT SECURITIES (cost $1,471,940)		1,471,940

Repurchase Agreement — 7.2%
UBS Securities, LLC Joint Repurchase Agreement Account (cost $3,775,000)(2)(3)		3,775,000	3,775,000

TOTAL INVESTMENTS — (cost $49,911,945)@	102.0%		53,711,586
Liabilities in excess of other assets—	(2.0)		(1,056,127)

NET ASSETS—	100.0%		$52,655,459

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of these securities. At September 30, 2005, the aggregate value of these securities was $289,905 representing 0.6% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
#	Security represents an investment in an affiliated company; See Note 3.
@	See Note 4 for cost of investments on a tax basis.
(1)	Commercial Mortgage-Backed Security
(2)	The security or a portion thereof represents collateral for open futures contracts.
(3)	See Note 2 for details of Joint Repurchase Agreement
(4)	The security or a portion thereof represents collateral for TBAs.
(5)	Collateralized Mortgage Obligation
(6)	Consist of more than one class of securities traded together as a unit.
ADR — American Depository Receipt
Pass Through — These certificates are backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.

TBA — Securities purchased on a forward commitment basis with an appropriate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.

Open Futures Contracts
						Unrealized
Number of				Value at	Value as of	Appreciation
Contracts		Description	Expiration Date	Trade Date	September 30, 2005	(Depreciation)
24	Short	Russell 2000 Index	December 2005	$1,616,004	$1,613,040	$2,964
22	Long	S&P 500 Index	December 2005	1,359,274	1,357,730	(1,544)
5	Long	U.S. Treasury 10 YR Note	December 2005	554,452	549,609	(4,843)
5	Long	U.S. Treasury 5 YR Note	December 2005	537,539	534,297	(3,242)

						$(6,665)

See Notes to Portfolio of Investment

ANCHOR SERIES TRUST
STRATEGIC MULTI-ASSET PORTFOLIO
Investment Portfolio — September 30, 2005
(unaudited)

Common Stock — 67.5%	Shares/ Principal Amount(7)	Value (Note 1)

CAPITAL APPRECIATION — 11.5%
Aerospace & Military Technology — 1.1%
General Dynamics Corp.(8)	3,800	454,290

Broadcasting & Media — 1.8%
Omnicom Group(8)	2,200	183,986
Viacom, Inc., Class B	10,800	356,508
XM Satellite Radio Holdings, Inc., Class A †	4,600	165,186

Communication Equipment — 0.5%
Qualcomm, Inc.	4,400	196,900

Computers & Business Equipment — 0.5%
Dell, Inc. †(8)	4,200	143,640
EMC Corp. †	3,300	42,702

Drugs — 3.2%
Astrazeneca PLC Sponsored ADR	3,900	183,690
Cephalon, Inc. †	1,200	55,704
Eli Lilly & Co.	3,900	208,728
Forest Laboratories, Inc. †(8)	3,800	148,086
Genzyme Corp. †(8)	2,700	193,428
Gilead Sciences, Inc. †	5,200	253,552
ICOS Corp. †	2,800	77,336
Schering-Plough Corp.	8,600	181,030

Energy Services — 0.7%
Transocean Sedco Forex, Inc. †	2,600	159,406
Valero Energy Corp.	1,200	135,672

Financial Services — 0.6%
Citigroup, Inc.(8)	5,300	241,256

Health Services — 0.2%
UnitedHealth Group, Inc.	1,700	95,540

Internet Content — 0.5%
Yahoo!, Inc. †(8)	6,400	216,576

Retail — 0.2%
Staples, Inc.(8)	4,300	91,676

Software — 0.2%
Network Appliance, Inc. †	2,800	66,472

Telecommunications — 2.0%
Amdocs, Ltd. †	4,600	127,558
Cisco Systems, Inc. †	12,100	216,953
Corning, Inc. †	10,600	204,898
Crown Castle International Corp. †(8)	4,800	118,224
Nextel Communications, Inc.	7,443	176,995

		4,695,992

CORE EQUITY — 22.4%
Aerospace & Military Technology — 1.1%
Boeing Co.	2,600	176,670
United Technologies Corp.(8)	5,100	264,384

Banks - 1.0%
Bank of America Corp.(8)	10,200	429,420

Broadcasting & Media — 0.8%
Comcast Corp., Class A †	3,900	114,582
Time Warner, Inc. †	12,500	226,375

Drugs — 2.0%
Abbott Laboratories	4,700	199,280
Amgen, Inc. †	7,800	621,426

Electric Utilities — 0.4%
Exelon Corp.	2,800	149,632

Electronics — 0.8%
AU Optronics Corp. ADR	24,759	320,877

Energy Services — 0.9%
Noble Corp. †	2,500	171,150
Schlumberger, Ltd.	2,600	219,388

Energy Sources — 1.2%
ConocoPhillips	6,800	475,388

Financial Services — 1.3%
Capital One Financial Corp.	3,700	294,224
Goldman Sachs Group, Inc.	1,400	170,212
Legg Mason, Inc.	500	54,845

Food, Beverage & Tobacco — 2.4%
Altria Group, Inc.(8)	8,700	641,277
Constellation Brands Inc., Class A †	6,900	179,400
PepsiCo, Inc.(8)	2,600	147,446

Health Services — 0.7%
Aetna, Inc.	2,600	223,964
Covance, Inc. †	800	38,392
Wellpoint, Inc. †	400	30,328

Household & Personal Products — 1.1%
Gillette Co.(8)	5,800	337,560
Procter & Gamble Co.	2,200	130,812

Insurance — 0.5%
Hartford Financial Services Group, Inc.	2,600	200,642

Internet Content — 0.8%
Google, Inc. †	1,000	316,460
Monster Worldwide, Inc. †	900	27,639

Leisure & Tourism — 0.6%
Yum! Brands, Inc.	4,882	236,337

Medical Products — 0.3%
Medtronic, Inc.	1,700	91,154

Metals & Minerals — 1.7%
Alcoa, Inc.	10,200	249,084
Cameco Corp.	4,100	219,350
Mining and Metallurgical Co. Norilsk Nickel ADR	2,900	240,700

Multi-Industry — 0.3%
General Electric Co.	3,200	107,744

Real Estate Companies — 0.2%
CB Richard Ellis Group, Inc., Class A †	1,900	93,480

Retail — 0.2%
Kohl’s Corp. †	1,800	90,324

Software — 1.9%
Electronic Arts, Inc. †	2,900	164,981
Microsoft Corp.(8)	24,300	625,239

Telecommunications — 0.9%
America Movil SA de CV ADR(8)	4,600	121,072
Chunghwa Telecom Co., Ltd.	12,600	233,226

Transportation — 0.6%
Esprit Holdings, Ltd.	35,000	261,687

Utilities — 0.7%
Mobile Telesystems Sponsored ADR	6,500	264,420

		9,160,571

GLOBAL CAPITAL APPRECIATION — 0.6%
Ireland — 0.3%
Ryanair Holdings PLC Sponsored ADR (Information & Entertainment)	3,400	154,802

Switzerland — 0.3%
UBS AG (Finance)	1,200	102,600

		257,402

GLOBAL CORE EQUITY — 33.0%
Australia — 0.8%
Santos, Ltd. (Energy)	34,404	328,219

Brazil — 1.3%
Companhia Vale do Rio Doce ADR (Materials) †	8,100	355,266
Petroleo Brasileiro SA ADR (Energy)	2,700	193,023

Canada — 3.4%
Canadian Pacific Railway, Ltd. (Industrial & Commercial)	7,800	335,752
Fairmont Hotels & Resorts, Inc. (Information & Entertainment)	5,700	190,494
Petro-Canada (New York) (Energy)	3,134	130,782
Petro-Canada (Toronto) (Energy)	4,400	184,175
Research In Motion, Ltd. (Information Technology) †	3,200	218,880
Talisman Energy, Inc. (Energy)	6,500	318,039

China — 0.5%
China Shenhua Energy Co., Ltd. (Energy)	161,500	189,453

Finland — 0.1%
Nokia Oyj ADR GCA (Information Technology)	1,900	32,129

France — 4.8%
Alcatel SA (Information Technology) †	10,607	141,248
Cie Generale d’Optique Essilor International SA (Healthcare) †	3,805	315,082
LVMH Moet Hennessy Louis Vuitton SA (Industrial & Commercial)	3,354	276,527
Peugeot SA (Consumer Discretionary)	5,002	339,658
Sanofi-Synthelabo SA (Healthcare)	6,659	550,214
Vivendi Universal SA (Information & Entertainment) †	10,419	340,099

Germany — 0.8%
Bayerische Hypo-und Vereinsbank AG (Finance)	11,954	336,760

Hong Kong — 0.6%
Sun Hung Kai Properties, Ltd. (Real Estate) †	22,000	227,591

Hungary — 0.3%
MOL Magyar Olaj-es Gazipari Rt. (Energy)	979	108,237

Italy — 1.0%
Banca Intesa SpA (Finance)	23,533	109,668
Geox SpA (Consumer Discretionary) †	32,037	319,388

Japan — 7.3%
East Japan Railway Co. (Industrial & Commercial)	53	302,537
Eisai Co., Ltd. (Healthcare) †	8,200	350,335
Japan Tobacco, Inc. (Consumer Staples)	25	394.204
Keyence Corp (Information Technology)	1,100	276,550
Mitsubishi Tokyo Financial Group, Inc. (Finance) †	40	525,018
Mitsubishi UFJ Securities Co., Ltd. (Finance)	12,000	134,038
Nippon Telephone & Telegraph Corp. (Information Technology)	42	206,448
Promise Co., Ltd. (Finance)	2,950	218,547
Seven & I Holdings Co., Ltd. (Consumer Discretionary)	7,740	256,364
Takefuji Corp. (Finance) †	3,850	300,145

Mexico — 0.5%
Fomento Economico Mexicano SA (Consumer Staples)	3,000	209,760

Netherlands — 1.5%
ASML Holding NV (Information Technology) †	2,553	41,913
Koninklijke (Royal) Philips Electronics NV (Information Technology)	11,326	300,965
Koninklijke Ahold NV (Consumer Staples) †	34,424	260,233

Poland — 0.3%
Polski Koncern Naftowy Orlen SA (Energy)	6,730	137,816

South Korea — 1.0%
SK Corp. (Energy) †	4,960	287,571
Samsung Electronics Co., Ltd. (Information Technology)	191	107,626

Spain — 1.0%
Banco Bilbao Vizcaya Argentaria SA (Finance)	23,848	418,174

Sweden — 0.5%
Telefonaktiebolaget LM Ericsson, Class B (Information Technology) †	59,180	215,987

Switzerland — 3.2%
Credit Suisse Group (Finance) †	5,890	260,706
Logitech International SA (Information Technology) †	2,753	111,328
Roche Holding AG (Healthcare)	2,856	396,670
UBS AG (Finance)	4,160	353,482
Zurich Financial Services AG (Finance) †	1,277	217,511

Taiwan — 0.7%
Chi Mei Optoelectronics Corp. (Information Technology)	178,296	196,910
Hon Hai Precision Industry Co., Ltd. (Industrial & Commercial)	16,740	77,935

United Kingdom — 3.4%
AstraZeneca PLC (Healthcare)	10,630	494,041
EMI Group PLC (Information & Entertainment) †	52,248	223,476
Reckitt Benckiser PLC (Consumer Staples)	7,954	242,285
Rio Tinto PLC (Materials)	6,439	263,258
Royal Bank of Scotland Group PLC (Finance)	4,305	122,174
Royal Dutch Shell PLC (Energy)	1,105	36,481

		13,481,172

TOTAL COMMON STOCK (cost $24,247,323)		27,595,137

Preferred Stock — 0.2%

CORE EQUITY — 0.0%
Metals & Minerals — 0.0%
Weirton Steel Corp., Series C (Convertible)†(2)(3)		1,125	0

GLOBAL CORE EQUITY — 0.2%
Energy — 0.2%
Petroleo Brasileiro SA ADR		1,100	70,125

TOTAL PREFERRED STOCK (cost $41,005)			70,125

Asset-Backed Securities — 0.3%

CORE BOND—0.3%
Finance — 0.3%
Advanta Mtg. Loan Trust, Series 1999-4 A 4.02% due 11/25/29 (6)		13,223	13,240
Bear Stearns Commercial Mtg. Securities, Inc., Series 2001-TOP4 A3 5.61% due 11/15/33 (4)		25,000	25,889
Bear Stearns Commercial Mtg. Securities, Inc., Series 2002-TOP8 A2 4.83% due 08/15/38 (4)		25,000	24,828
CS First Boston Mtg. Securities Corp., Series 2003-C3 A5 3.94% due 05/15/38 (4)		20,000	18,724
LB-UBS Commercial Mtg. Trust, Series 2001-C7 A5 6.13% due 12/15/30 (4)		25,000	26,564

TOTAL ASSET-BACKED SECURITIES (cost $110,050)			109,245

Bonds & Notes — 17.4%

CORE BOND — 4.2%
Energy — 0.0%
Costilla Energy, Inc. 10.25% due 10/01/06†(1)(2)(3)		130,000	0

Finance — 0.0%
NAC Re Corp. 7.15% due 11/15/05		20,000	20,048

Information Technology — 0.1%
Telecommunications Techniques Co., LLC 9.75% due 05/15/08 †(1)(2)		140,000	0
Verizon New England, Inc. 6.50% due 09/15/11(2)		15,000	15,964

Materials — 0.0%
Consumers International, Inc. 10.25% due 04/01/05 †(1)(2)(3)		50,000	0
International Paper Co. 5.38% due 08/11/06	EUR	10,000	12,303

U.S. Government Agencies — 0.3%
Federal Home Loan Mtg. Corp. 6.44% due 04/01/29 (6)		53,140	54,392
Federal National Mtg. Assoc. 4.79% due 11/01/12		25,000	24,948
Federal National Mtg. Assoc. 7.54% due 04/01/10		14,282	15,592

U.S. Government Obligations — 3.8%
United States Treasury Bonds 5.38% due 02/15/31		595,000	666,585
United States Treasury Notes 3.88% due 01/15/09		625,228	678,275
United States Treasury Notes 4.25% due 08/15/14		215,000	213,656

Utilities — 0.0%
Virginia Electric & Power Co., Series A 5.38% due 02/01/07		10,000	10,087

			1,711,850

GLOBAL CORE BOND — 13.2%
Austria — 1.0%
Republic of Austria 4.30% due 07/15/14	EUR	143,000	187,575
Republic of Austria 5.00% due 07/15/12 *	EUR	170,000	230,461

Canada — 1.8%
Government of Canada 4.25% due 09/01/09	CAD	225,000	198,643
Government of Canada 5.50% due 06/01/10	CAD	550,000	511,332
Government of Canada, Series WL43 5.75% due 06/01/29	CAD	40,000	42,068

Denmark — 0.8%
Kingdom of Denmark 4.88% due 04/18/07	EUR	220,000	274,318

Kingdom of Denmark 6.00% due 11/15/09	DKK	335,000	61,074

Germany — 4.1%
Federal Republic of Germany, Series 00 5.25% due 07/04/10	EUR	25,000	33,425
Federal Republic of Germany, Series 00 5.50% due 01/04/31	EUR	170,000	268,771
Federal Republic of Germany, Series 03 4.25% due 01/04/14	EUR	590,000	770,986
Federal Republic of Germany, Series 05 4.00% due 01/04/37	EUR	125,000	161,745
Federal Republic of Germany, Series 97 6.00% due 07/04/07	EUR	340,000	433,800

Israel — 0.4%
Government of Israel-Shahar 7.50% due 03/31/14	ILS	595,000	148,121

Japan — 1.9%
Government of Japan, Series 234 1.40% due 09/20/11 (9)(10)	JPY	60,450,000	546,787
Government of Japan, Series 64 1.90% due 09/20/23 (10)	JPY	26,000,000	228,606

Malaysia — 0.0%
Government of Malaysia 3.14% due 12/17/07	MYR	35,000	9,287

Mexico — 0.1%
United Mexican States 10.00% due 12/05/24	MXN	575,000	59,307

Netherlands — 0.8%
Kingdom of the Netherlands 5.50% due 01/15/28	EUR	205,000	319,194

New Zealand — 1.2%
Government of New Zealand, Series 708 6.00% due 07/15/08	NZD	315,000	218,127
Government of New Zealand, Series 1111 6.00% due 11/15/11	NZD	375,000	261,099

Singapore — 0.0%
Oversea-Chinese Banking Corp. 7.25% due 09/06/11	EUR	15,000	21,825

Sweden — 0.1%
Kingdom of Sweden, Series 1043 5.00% due 01/28/09	SEK	310,000	43,121

United Kingdom — 1.0%
United Kingdom Gilt Treasury Bond 4.25% due 03/07/36	GBP	50,000	88,188
United Kingdom Gilt Treasury Bond 5.00% due 09/07/14	GBP	75,000	139,203
United Kingdom Gilt Treasury Bond 5.75% due 12/07/09	GBP	30,000	55,999
United Kingdom Gilt Treasury Bond 6.25% due 11/25/10	GBP	55,000	106,103

			5,419,165

TOTAL BONDS & NOTES (cost $7,110,556)			7,131,015

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $31,508,934)			34,905,522

Short-Term Investment Securities — 9.2%

NON-U.S. GOVERNMENT OBLIGATIONS — 8.3%
Kingdom of Belgium zero coupon due 12/15/05	EUR	835,000	999,475
Kingdom of the Netherlands zero coupon due 10/31/05	EUR	300,000	359,784
Kingdom of the Netherlands zero coupon due 11/30/05	EUR	525,000	628,937
Kingdom of the Netherlands zero coupon due 11/30/05	EUR	65,000	77,868
Kingdom of Spain zero coupon due 12/23/05	EUR	250,000	299,098
Republic of France Treasury Bill zero coupon due 10/13/05	EUR	875,000	1,050,621

			3,415,783

U.S. GOVERNMENT OBLIGATIONS — 0.9%
United States Treasury Bills 3.75% due 11/25/05(8)		350,000	348,168

TOTAL SHORT-TERM INVESTMENT SECURITIES (cost $3,859,649)			3,763,951

Repurchase Agreement — 6.8%

UBS Securities, LLC Joint Repurchase Agreement Account (cost $2,790,000)(5)(8)		2,790,000	2,790,000

TOTAL INVESTMENTS — (cost $38,158,583)@	101.4%		41,459,473
Liabilities in excess of other assets—	(1.4)		(606,074)

NET ASSETS—	100.0%		$40,853,399

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. The portfolio has no rights to demand registration of these securities. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, the aggregate value of these securities was $230,461 representing 0.6% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
@	See Note 4 for cost of investments on a tax basis
(1)	Bond in default
(2)	Fair valued security; See Note 1
(3)	Illiquid security
(4)	Commercial Mortgaged Back Security
(5)	See Note 2 for details of Joint Repurchase Agreement
(6)	Floating rate security where the rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of September 30, 2005.
(7)	Denominated in United States dollars unless otherwise indicated.
(8)	The security or a portion thereof represents collateral for open futures contracts.
(9)	The security or a portion thereof represents collateral for securities sold short.
(10)	Security purchased under forward delivery commitments due October 2005. The purchase price of the security and the date of delivery are fixed at the time the transaction is negotiated.
ADR-	American Depository Receipt

Open Bond Forward Contracts
				Unrealized
Description	Market Value	Contract Amount	Delivery Date	Appreciation

Japanese Government Bond, Series 264 1.50% due 09/20/14	$(303,866)	$(312,317)	10/25/05	$8,451

Open Futures Contracts
					Value as of	Unrealized
Number of			Expiration	Value at	September 30,	Appreciation
Contracts		Description	Date	Trade Date	2005	(Depreciation)
1	Short	OMXS30 Index	October 2005	11,221	11,605	(384)
15	Long	CME E-Mini S&P500 Index	December 2005	$926,839	$925,725	$(1,114)
2	Short	Euro-Bobl	December 2005	275,335	274,888	447
5	Long	Euro-Schatz	December 2005	642,658	639,929	(2,729)
1	Short	Financial Times Stock Exch. 100 Index	December 2005	95,641	97,026	(1,385)
1	Long	LIFFE Gilt Index	December 2005	201,570	199,431	(2,139)
18	Short	Russell 2000 Index	December 2005	1,211,006	1,209,780	1,226
3	Long	S&P RUIX Index	December 2005	446,685	443,185	(3,500)
1	Short	U.S. Long Bond	December 2005	116,781	114,406	2,375
2	Long	U.S. Treasury 2 YR Note	December 2005	412,810	411,781	(1,029)
12	Long	U.S. Treasury 5 YR Note	December 2005	1,294,706	1,282,313	(12,393)
4	Long	U.S. Treasury 10 YR Note	December 2005	443,560	439,688	(3,872)

						$(24,497)

Open Forward Foreign Currency Contracts
Contract			In		Delivery	Gross Unrealized
to Deliver			Exchange For		Date	Appreciation
*	CHF	2,444,000	USD	1,938,062	12/21/05	$36,168
*	CNY	413,000	USD	52,668	05/25/06	687
	DKK	385,000	USD	63,610	12/21/05	1,347
*	EUR	10,131,000	USD	12,390,565	10/04/05	212,304
*	EUR	7,959,000	USD	9,595,346	11/01/05	15,140
*	GBP	738,000	USD	1,308,449	10/04/05	6,861
*	GBP	387,000	USD	687,005	11/01/05	4,811
*	HKD	6,533,000	USD	844,518	11/07/05	2,543
*	HKD	2,320,000	USD	301,934	01/18/06	2,924
	HUF	23,140,000	USD	115,073	12/21/05	4,208
	IDR	131,054,000	USD	12,565	12/21/05	114
*	ILS	888,000	USD	195,202	12/21/05	1,746
*	JPY	318,305,000	USD	2,848,060	10/04/05	42,912
*	JPY	250,657,000	USD	2,224,242	11/01/05	8,646
	JPY	30,008,000	USD	282,455	12/07/05	16,114
*	KRW	542,243,000	USD	527,018	12/21/05	7,122
*	NOK	10,525,000	USD	1,643,787	12/21/05	31,097
	NZD	434,000	USD	305,801	11/09/05	6,627
*	NZD	1,019,000	USD	714,507	12/21/05	14,569
*	PHP	67,646,000	USD	1,212,599	12/22/05	15,751
*	PLN	369,000	USD	114,182	12/21/05	1,160
*	RUB	5,800,000	USD	204,513	12/21/05	593
*	SEK	2,036,000	USD	264,670	12/21/05	677
*	SGD	1,039,000	USD	619,982	12/21/05	3,904
*	SKK	1,322,000	USD	42,463	12/21/05	1,476
*	THB	3,822,000	USD	92,759	12/21/05	12
*	TWD	34,541,000	USD	1,107,450	11/21/05	62,610
*	TWD	38,965,000	USD	1,190,235	12/21/05	8,857
*	USD	2,133,964	AUD	2,799,000	10/04/05	135
*	USD	999,436	AUD	1,324,000	11/01/05	8,672
*	USD	79,141	CLP	46,510,000	11/10/05	8,693
	USD	282,389	NZD	457,000	12/07/05	31,871
*	USD	94,321	ILS	433,000	12/21/05	11
*	USD	9,868	RUB	283,000	12/21/05	82
*	USD	117,744	COP	270,023,000	12/21/05	85
*	USD	58,238	CLP	30,995,000	12/21/05	283
*	USD	38,171	ISK	2,410,000	12/21/05	772
*	USD	98,799	INR	4,395,000	12/21/05	993
*	USD	598,479	ZAR	3,852,000	12/21/05	2,720
*	USD	525,286	MXN	5,761,000	12/21/05	3,778
*	USD	85,779	BRL	206,000	12/21/05	4,164
*	USD	770,716	CAD	901,000	12/21/05	6,158
*	USD	298,923	HKD	2,320,000	01/18/06	87
*	USD	46,723	MXN	546,000	05/25/06	2,481
*	USD	116,984	CNY	932,000	08/14/06	1,255
	USD	85,312	CNY	670,000	09/20/06	1

						583,224

Contract			In		Delivery	Gross Unrealized
to Deliver			Exchange For		Date	Depreciation
*	ARS	46,000	USD	15,646	03/15/06	$(78)
*	AUD	2,799,000	USD	2,116,542	10/04/05	(17,557)
*	AUD	952,000	USD	719,661	11/01/05	(5,202)
*	BRL	796,000	USD	330,017	12/21/05	(17,531)
*	CAD	2,838,000	USD	2,417,575	12/21/05	(29,447)
*	CLP	22,210,000	USD	37,633	11/10/05	(4,310)
*	CLP	30,995,000	USD	57,681	12/21/05	(841)
*	CNY	932,000	USD	117,913	08/14/06	(327)
*	COP	94,240,000	USD	41,054	12/21/05	(69)
*	INR	1,375,000	USD	31,090	12/21/05	(131)
*	ISK	2,410,000	USD	38,484	12/21/05	(459)
*	MXN	6,382,000	USD	585,406	12/21/05	(688)
*	MXN	546,000	USD	47,494	05/25/06	(1,710)
*	PHP	7,133,000	USD	125,701	12/21/05	(513)
*	TRY	176,000	USD	127,036	12/21/05	(522)
*	USD	12,273,280	EUR	10,131,000	10/04/05	(95,020)
*	USD	2,873,229	JPY	318,305,000	10/04/05	(68,081)
*	USD	1,329,462	GBP	738,000	10/04/05	(27,874)
*	USD	3,210,899	EUR	2,662,000	11/01/05	(6,664)
*	USD	1,601,957	JPY	181,084,000	11/01/05	(1,328)
*	USD	1,240,556	GBP	703,000	11/01/05	(1,325)
*	USD	865,927	HKD	6,683,000	11/07/05	(4,620)
	USD	280,220	JPY	30,528,000	11/09/05	(10,130)
*	USD	1,571,204	TWD	48,606,000	11/21/05	(100,908)
*	USD	1,850,323	NOK	11,750,000	12/21/05	(49,933)
*	USD	1,054,950	CHF	1,316,000	12/21/05	(30,853)
*	USD	543,678	SEK	4,132,000	12/21/05	(7,911)
*	USD	329,656	NZD	472,000	12/21/05	(5,446)
*	USD	548,571	SGD	918,000	12/21/05	(4,241)
*	USD	305,794	KRW	315,123,000	12/21/05	(3,657)
*	USD	59,934	SKK	1,866,000	12/21/05	(2,081)
*	USD	31,019	PLN	99,000	12/21/05	(696)
*	USD	220,173	TRY	303,000	12/21/05	(569)
	USD	10,314	CZK	245,000	12/21/05	(324)
	USD	20,992	PEN	69,000	12/21/05	(305)
*	USD	70,120	TWD	2,305,000	12/21/05	(235)
*	USD	121,039	THB	4,983,000	12/21/05	(118)
*	USD	58,259	PHP	3,291,000	12/21/05	(27)
*	USD	1,311,995	PHP	73,502,000	12/22/05	(11,539)
*	USD	36,443	ARS	106,000	03/15/06	(210)
*	USD	52,453	CNY	413,000	05/25/06	(471)
*	ZAR	3,308,000	USD	512,371	12/21/05	(3,923)

						(517,876)

Net Unrealized Appreciation (Depreciation)						$65,348

*	Represents open forward foreign currency contracts and offsetting or partially offsetting open forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk.

ARS — Argentine Peso	JPY — Japanese Yen
AUD — Australian Dollar	KRW — South Korean Won
BRL — Brazilian Real	MXN — Mexican Peso
CAD — Canadian Dollar	MYR — Malaysian Ringgit
CHF — Swiss Franc	NOK — Norwegian Krone
CLP — Chilean Peso	NZD — New Zealand Dollar
CNY — Yuan Renminbi	PEN — Peruvian Nouveau Sol
COP — Colombian Peso	PHP — Philippine Peso
CZK — Czech Koruna	PLN — Polish Zloty
DKK — Danish Krone	RUB — Russian Ruble
EUR — Euro	SEK — Swedish Krona
GBP — Pound Sterling	SGD — Singapore Dollar
HKD — Hong Kong Dollar	SKK — Slovakian Koruna
HUF — Hungarian Forint	THB — Thailand Baht
IDR — Indonesian Rupiah	TRY — Turkish Lira
ILS — Israeli Shekel	TWD — Taiwan Dollar
INR — Indian Rupee	USD — United States Dollar
ISK — Iceland Krona	ZAR — South African Rand
See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS — September 30, 2005 — (unaudited)

Note 1. Security Valuations: Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price. As of the close of regular trading on the New York Stock Exchange, securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, a portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Fund’s shares, and the Fund may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U. S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. If the Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. For foreign equity securities, the Fund uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices. Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers. Securities for which market quotations are not readily available are valued as determined pursuant to procedures adopted in good faith by the Board of Directors. Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day. Future contracts and options traded on national securities exchanges are valued as of the close of the exchange upon which they trade. Forward contracts are valued at the 4:00p.m. eastern time forward rate. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or the over-the-counter market. Total return swap contracts are valued based upon broker quotes received from the market maker. Mutual funds held by the Fund are valued at the net asset value (market value) of the underlying fund. For the Money Market Portfolio, securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at is cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board of Directors.

Note 2. Repurchase Agreements: As of September 30, 2005, the following Portfolios held an undivided interest in a joint repurchase agreement with UBS Securities Corp.:

	Percentage	Principal
Portfolio	Interest	Amount

Money Market	0.02%	$40,000
Government and Quality Bond	19.38	32,645,000
Growth and Income	0.17	285,000
Growth	12.60	21,225,000
Capital Appreciation	48.28	81,320,000
Natural Resources	10.51	17,710,000
Multi-Asset	2.24	3,775,000
Strategic Multi-Asset	1.66	2,790,000

As of that date, the repurchase agreement in the joint account and the collateral therefore were as follows:

UBS Securities Corp., dated September 30, 2005, bearing interest at a rate of 3.31% per annum, with a principal amount of $168,450,000, a repurchase price of $168,496,464, a maturity date of October 3, 2005. The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal	Market
Type of Collateral	Rate	Date	Amount	Value
U.S. Treasury Note	2.63%	05/15/08	$176,678,000	$171,897,520

Note 3. Transactions with Affiliates: As disclosed in the investment portfolios, certain Portfolios own common stock issued by American International Group, Inc. (“AIG”) or an affiliate thereof. During the nine months ended September 30, 2005, the following Portfolios recorded realized gains (losses) and income on security transactions of AIG and affiliates of AIG as follows:

Portfolio	Security	Income	Market Value at December 31, 2004	Cost of Purchases	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Market Value at September 30, 2005
Asset Allocation	Riviera Holdings Corp.	$123,750	$1,676,250	$—	$—	$—	$(56,250)	$1,620,000
Growth and Income	AIG	1,453	385,811	—	192,211	127,652	(136,921)	184,331
Growth	AIG	46,171	9,079,009	—	2,145,781	1,973,900	(2,401,783)	6,509,022
Multi-Asset	AIG	2,737	733,402	—	403,336	355,749	(556,149)	307,817

Note 4. Federal Income Taxes: As of September 30, 2005, the amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term securities and repurchase agreements, were as follows:

	Money Market Portfolio	Government and Quality Bond Portfolio	Asset Allocation Portfolio	Growth and Income Portfolio	Growth Portfolio	Capital Appreciation Portfolio	Natural Resources Portfolio	Multi-Asset Portfolio	Strategic Multi-Asset Portfolio
Cost	$14,270,175	$955,266,500	$407,435,557	$16,848,989	$706,648,246	$1,209,027,368	$170,683,972	$49,440,283	$37,668,509

Appreciation	$—	$12,321,429	$56,200,568	$2,646,094	$103,633,053	$213,983,316	$156,561,826	$4,546,234	$4,093,367
Depreciation	—	(6,104,398)	(8,570,424)	(615,228)	(21,632,112)	(14,877,782)	(3,488,766)	(274,930)	(513,699)

Net unrealized appreciation (depreciation)	$—	$6,217,031	$47,630,144	$2,030,866	$82,000,941	$199,105,534	$153,073,060	$4,271,304	$3,579,668

Note 5. Other Information: On May 26, 2005, the New York Attorney General and the New York Superintendent of Insurance filed a civil complaint against American International Group, Inc. (“AIG”) as well as its former Chairman and Chief Executive Officer and former Vice Chairman and Chief Financial Officer, in the Supreme Court of the State of New York. The complaint asserts claims under New York’s Martin Act and Insurance Law, among others, and makes allegations concerning certain transactions entered into by AIG and certain of its subsidiaries, but in no case involving any subsidiary engaged in providing management or administrative services to the Portfolios. The complaint seeks disgorgement, injunctive relief, punitive damages and costs, among other things.

AIG is the indirect parent company and an affiliated person of the AIG SunAmerica Asset Management Corp. (“Adviser”). Neither the Adviser, its officers and directors nor the Portfolios have been named in the complaint, and the complaint does not seek any penalties against them.

In the Adviser’s view, the matters alleged in the lawsuit are not material in relation to the financial position of the Adviser, or to its ability to provide its services to the Portfolios. Due to a provision in the law governing the operation of mutual funds, however, if the lawsuit results in an injunction being entered against AIG, then the Adviser will need to obtain permission from the Securities and Exchange Commission to continue to service the Portfolios. While the Securities and Exchange Commission has granted this type of relief to others in the past in similar circumstances, there is no assurance that this permission would be granted.

ADDITIONAL INFORMATION
Additional information is available in the Trust’s Annual and Semiannual reports, which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2. Controls and Procedures.

a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification pursuant of Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99. CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Anchor Series Trust

By:	/s/ Vincent M. Marra

Vincent M. Marra
President

Date:	November 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Vincent M. Marra

Vincent M. Marra
President

Date:	November 29, 2005

By:	/s/ Donna M. Handel

Donna M. Handel
Treasurer

Date:	November 29, 2005